                         File Nos. 33-62470 and 811-7704
    As filed with the Securities and Exchange Commission on December 10, 1998
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                  Post-Effective Amendment No. 29                            [X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  Amendment No. 31                                           [X]

                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of Principal Executive Offices) (zip code)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                                William J. Klipp
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

John Grady, Esq.          Martin E. Lybecker                  Frances Cole, Esq.
Morgan Lewis & Brockius   Ropes & Gray                        Charles Schwab Investment
1800 M Street, N.W.       One Franklin Square                 Management, Inc.
Washington, D.C.  20036   1301 Franklin, NW, Suite 800 East   101 Montgomery Street120K-14-109
                          Washington, DC 20005                San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box)

      [ ] Immediately upon filing pursuant to paragraph (b)
      [ ] On (date) pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [X] On February 28, 1999 pursuant to paragraph (a)(1)
      [ ] 75 days after filing pursuant to paragraph (a)(2)
      [ ] On (date) pursuant to paragraph (a)(2) of Rule 485
          if appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
February  28,  1999


SCHWAB
MARKETTRACK PORTFOLIOS(TM)

                              ALL EQUITY PORTFOLIO

                              GROWTH PORTFOLIO

                              BALANCED PORTFOLIO

                              CONSERVATIVE PORTFOLIO


As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


                                                                  SCHWABFUNDS(R)

                                                          ABOUT THE PORTFOLIOS

     Schwab
     MarketTrack Portfolios(TM)


     ABOUT THE PORTFOLIOS


 4   All Equity Portfolio

 8   Growth Portfolio

12   Balanced Portfolio

16   Conservative Portfolio

20   Portfolio Management


     INVESTING IN THE PORTFOLIOS


22   Buying Shares

23   Selling/Exchanging Shares

24   Transaction Policies

25   Distributions and Taxes

The portfolios in this prospectus share the same investment approach. Each portfolio seeks to maintain a DEFINED MIX of asset classes over time, and each invests mainly in a COMBINATION of other SchwabFunds,(R) which are managed using INDEXING STRATEGIES. Each portfolio pursues a different investment goal.

This approach is intended to offer the investor key features of two types of well-known investment strategies: asset allocation and indexing. Because of its asset allocation, each portfolio's performance is a blend of the performance of different asset classes or different segments within an asset class.

Indexing, a strategy of tracking the performance of a given market over time, involves looking to an index to determine what securities to own. By investing in a combination of index mutual funds, the portfolios can offer a high level of diversification in a single investment.

The portfolios are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB MARKETTRACK
ALL EQUITY PORTFOLIO

TICKER SYMBOL: SWEGX

GOAL

THE PORTFOLIO'S GOAL IS TO SEEK HIGH CAPITAL GROWTH THROUGH AN ALL-STOCK PORTFOLIO.


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation is 100% in stock investments, with certain percentages for different segments of the stock market.

The portfolio invests mainly in other SchwabFunds,(R) particularly three of the Equity Index Funds. These underlying funds seek to track the total returns of various stock market indices. They typically invest in the stocks included in the index they are tracking, and generally give each stock the same weight as the index does. Each underlying fund focuses on a different segment of the stock market. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the fund's asset allocation:


ALLOCATION          FUND AND INDEX
 LARGE-CAP          SCHWAB S&P 500 FUND. Seeks to track the S&P 500 Index,(R) a widely
 STOCK              recognized index maintained by Standard & Poor's that includes 500
                    U.S. large-cap stocks.

 SMALL-CAP          SCHWAB SMALL-CAP INDEX FUND.(R) Seeks to track the Schwab Small-Cap
 STOCK              Index(R), which includes the second-largest 1,000 U.S. stocks as measured by market capitalization.

 INTERNATIONAL      SCHWAB INTERNATIONAL INDEX FUND.(R) Seeks to track the Schwab
 STOCK              International Index(R), which includes the largest 350 stocks (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.


The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.


ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The portfolio's allocation focuses on stock investments for long-term growth. The portfolio typically does not change its stock segment allocations for purposes of investment strategy, and seeks to remain close to the target allocations shown below.

                                  [PIE CHART]

                      small-cap        25%
                      int'l            30%
                      large-cap        45%

Because the portfolio must keep a small portion of its assets in cash for business operations, the portfolio's actual investments will be slightly less than 100% in stock funds.


                                       4
ALL EQUITY PORTFOLIO

This portfolio's exposure to a broad spectrum of U.S. and international stocks makes it a choice for long-term investors seeking a composite of U.S. and international stock market performance in a single fund.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S STOCK ALLOCATIONS CAN HAVE AN EFFECT ON RETURNS. The risks and returns of different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when segments emphasized by its target allocation are out of favor, or when stocks in general are out of favor.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH STOCK INDEX FUNDS. The portfolio's underlying stock index funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market.

THE VALUES OF CERTAIN TYPES OF STOCKS, SUCH AS SMALL-CAP STOCKS AND INTERNATIONAL STOCKS, MAY FLUCTUATE MORE WIDELY THAN OTHERS. With small-cap stocks, one reason is that their prices may be based in part on future expectations rather than current achievements. International stock investments can be affected by changes in currency exchange rates, which can erode market gains or widen market losses. Other reasons for the volatility of international markets range from a lack of reliable company information to the risk of political upheaval.

OTHER RISK FACTORS

While the portfolio's underlying funds seek to track the returns of various indices, in each case their performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

ALL EQUITY PORTFOLIO

PERFORMANCE

Because the fund had less than one calendar year of performance as of the date of this prospectus, no performance figures are given. Figures will appear beginning with next year's prospectus.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.

FEE TABLE (%)

SHAREHOLDER FEES

                                                                      None
ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                                       0.00
Distribution (12b-1) fees                                             None
Other expenses                                                        0.00
                                                                      ----
Total annual operating expenses                                       0.00

EXPENSE REDUCTION (DUE TO CONTRACTUAL
LIMITATIONS OFFERED BY SCHWAB AND/OR
THE INVESTMENT ADVISER)                                              (0.00)
                                                                      ----
NET OPERATING EXPENSES (CONTRACTUAL
LIMITATION THROUGH 00/00/00)                                          0.00


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR              3 YEARS             5 YEARS             10 YEARS
------              -------             -------             --------
 $00                $000                $000                $000

ALL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                          5/20/98-
                                                          10/31/98
 PER-SHARE DATA ($)

 Net asset value at beginning of period                     00.00
                                                            -----
 Income from investment operations:
   Net investment income                                    00.00
   Net realized and unrealized gain on investments          00.00
                                                            -----
   Total income from investment operations                  00.00

 Less distributions:
   Dividends from net investment income                    (00.00)
                                                            -----
 NET ASSET VALUE AT END OF PERIOD                           00.00
                                                            =====
 Total return (%)                                           00.00

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to average net assets    00.00 1
Expense reductions reflected in above ratio                 00.00
Ratio of net investment income to average net assets        00.00 1
Portfolio turnover rate                                     00.00
Net assets, end of period ($ x 1,000,000)                   00


1    Annualized.

ALL EQUITY PORTFOLIO

SCHWAB MARKETTRACK
GROWTH PORTFOLIO

TICKER SYMBOL: SWHGX


GOAL

THE PORTFOLIO'S GOAL IS TO SEEK HIGH CAPITAL GROWTH WITH LESS VOLATILITY THAN AN ALL-STOCK PORTFOLIO.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes stock, bond and cash investments.

The portfolio invests mainly in other SchwabFunds,(R) particularly index funds, which seek to track the total returns of various market indices. These underlying funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the fund's asset allocation:

 ALLOCATION         FUND AND INDEX
 LARGE-CAP          SCHWAB S&P 500 FUND. Seeks to track the S&P 500 Index,(R) a widely
 STOCK              recognized index maintained by Standard & Poor's that includes 500
                    U.S. large-cap stocks.

 SMALL-CAP          SCHWAB SMALL-CAP INDEX FUND.(R) Seeks to track the Schwab Small-Cap
 STOCK              Index(R), which includes the second-largest 1,000 U.S. stocks as measured by market capitalization.

 INTERNATIONAL      SCHWAB INTERNATIONAL INDEX FUND.(R) Seeks to track the Schwab
 STOCK              International Index(R), which includes the largest 350 stocks (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.

 BOND               SCHWAB TOTAL BOND MARKET INDEX FUND. Seeks to track the Lehman
                    Brothers Aggregate Bond Index, which includes a broad-based mix of
                    U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.


ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Growth Portfolio's allocation focuses on stock investments, while including some bonds and cash investments to reduce volatility. The portfolio typically does not change its asset allocations for purposes of investment strategy, and seeks to remain close to the target allocations shown below.

                                  [PIE CHART]

                      cash              5%
                      bonds            15%
                      stocks           80%

The stock allocation is further divided into three segments: 40% of assets for large-cap, 20% for small-cap and 20% for international.

GROWTH PORTFOLIO

By emphasizing stocks while including other investments to temper market risk, this portfolio could be appropriate for investors seeking attractive long-term growth with potentially lower volatility.


MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET AND STOCK ALLOCATIONS CAN HAVE AN EFFECT ON RETURNS. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because of this, the portfolio's performance could suffer during times when the types of stocks favored by its target allocation are out of favor, or when stocks in general are out of favor.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH STOCK INDEX FUNDS. The portfolio's underlying stock index funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market.

THE VALUES OF CERTAIN TYPES OF STOCKS, SUCH AS SMALL-CAP STOCKS AND INTERNATIONAL STOCKS, MAY FLUCTUATE MORE WIDELY THAN OTHERS. With small-cap stocks, one reason is that their prices may be based in part on future expectations rather than current achievements. International stock investments can be affected by changes in currency exchange rates, which can erode market gains or widen market losses. Other reasons for the volatility of international markets range from a lack of reliable company information to the risk of political upheaval.

OTHER RISK FACTORS

For the portion of the portfolio's assets that are invested in the bond market, a major risk is that bond prices generally fall when interest rates rise. Portfolio performance also could be affected if bonds held by its underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

While the portfolio's underlying funds seek to track the returns of various indices, in each case their performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

GROWTH PORTFOLIO

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.

ANNUAL TOTAL RETURNS (%) AS OF 12/31

                                  [BAR GRAPH]

BEST QUARTER: 00.00% QX 19xx
WORST QUARTER: 00.00% QX 19xx


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                                                 SINCE
                                             1 YEAR         INCEPTION 1
 Portfolio                                     000               000
 S&P 500(R) Index                              000               000
 Lehman Brothers Aggregate Bond Index          000               000

1    Portfolio inception: 11/20/95.


PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.


FEE TABLE (%)

SHAREHOLDER FEES

                                                                 NONE
 ANNUAL OPERATING EXPENSES (% of average net assets)

 Management fees                                                 0.00
 Distribution (12b-1) fees                                       None
 Other expenses                                                  0.00
                                                                 ----
 Total annual operating expenses                                 0.00

 EXPENSE REDUCTION (DUE TO CONTRACTUAL
 LIMITATIONS OFFERED BY SCHWAB AND/OR
 THE INVESTMENT ADVISER)                                        (0.00)
                                                                 ----
 NET OPERATING EXPENSES (CONTRACTUAL
 LIMITATION THROUGH 00/00/00)                                    0.00


 EXPENSES ON A $10,000 INVESTMENT

 Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

     1 YEAR         3 YEARS        5 YEARS        10 YEARS
     ------         -------        -------        --------
      $00             $000           $000           $000


The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                            11/1/97-       11/1/96-       11/20/95-
                                                            10/31/98       10/31/97       10/31/96
 PER-SHARE DATA ($)
 Net asset value at beginning of period                     00.00          00.00          00.00
                                                            -----          -----          -----
 Income from investment operations:
   Net investment income                                    00.00          00.00          00.00
   Net realized and unrealized gain on investments          00.00          00.00          00.00
                                                            -----          -----          -----
   Total income from investment operations                  00.00          00.00          00.00
 Less distributions:
   Dividends from net investment income                    (00.00)        (00.00)        (00.00)
                                                            -----          -----          -----
 NET ASSET VALUE AT END OF PERIOD                           00.00          00.00          00.00
                                                            =====          =====          =====
 Total return (%)                                           00.00          00.00          00.00

 RATIOS/SUPPLEMENTAL DATA (%)
 Ratio of actual operating expenses to average net assets   00.00          00.00          00.00 1
 Expense reductions reflected in above ratio                00.00          00.00          00.00
 Ratio of net investment income to average net assets       00.00          00.00          00.00 1
 Portfolio turnover rate                                    00.00          00.00          00.00
 Net assets, end of period ($ x 1,000,000)                  00             00             00


1 Annualized.

GROWTH PORTFOLIO

SCHWAB MARKETTRACK
BALANCED PORTFOLIO

TICKER SYMBOL: SWBGX


GOAL

THE PORTFOLIO'S GOAL IS TO SEEK BOTH CAPITAL GROWTH AND INCOME.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other SchwabFunds,(R) particularly index funds, which seek to track the total returns of various market indices. These underlying funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the fund's asset allocation:


ALLOCATION               FUND AND INDEX
LARGE-CAP                SCHWAB S&P 500 FUND. Seeks to track the S&P 500 Index,(R) a widely
STOCK                    recognized index maintained by Standard & Poor's that includes 500
                         U.S. large-cap stocks.

SMALL-CAP                SCHWAB SMALL-CAP INDEX FUND.(R) Seeks to track the Schwab Small-Cap
STOCK                    Index(R), which includes the second-largest 1,000 U.S. stocks as measured by market capitalization.

INTERNATIONAL            SCHWAB INTERNATIONAL INDEX FUND.(R) Seeks to track the Schwab
STOCK                    International Index(R), which includes the largest 350 stocks (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND                     SCHWAB TOTAL BOND MARKET INDEX FUND. Seeks to track the Lehman
                         Brothers Aggregate Bond Index, which includes a broad-based mix of
                         U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.

ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Balanced Portfolio's allocation is weighted toward stock investments, while including substantial bond investments to add income and reduce volatility. The portfolio typically does not change its asset allocations for purposes of investment strategy, and seeks to remain close to the target allocations shown below.

[PIE CHART]

Cash                           5%
Bonds                         35%
Stocks                        60%


The stock allocation is further divided into three segments: 30% of assets for large-cap, 15% for small-cap and 15% for international.


                                       12
                               BALANCED PORTFOLIO

With a blend of asset types that modestly favors stocks, this portfolio may be suitable for intermediate-term investors or for long-term investors with moderate sensitivity to risk.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET AND STOCK ALLOCATIONS CAN HAVE A SUBSTANTIAL EFFECT ON PERFORMANCE. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because it intends to maintain substantial exposure to stocks as well as bonds, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, it could underperform any asset allocation funds that underweight asset classes or types of stocks that perform poorly during a given period.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH INDEX FUNDS. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market. The values of certain types of stocks, such as small-cap stocks and international stocks, may fluctuate more widely than others.

BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE, WHICH CAN AFFECT THE BOND PORTION OF THE PORTFOLIO. This risk is generally greater for bond investments with longer maturities. Portfolio performance also could be affected if bonds held by its underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.


OTHER RISK FACTORS

While the portfolio's underlying funds seek to track the returns of various indices, in each case their performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.

                                       13
                               BALANCED PORTFOLIO

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.


ANNUAL TOTAL RETURNS (%) AS OF 12/31
[BAR GRAPH]


BEST QUARTER: 00.00% Qx 19xx
WORST QUARTER: 00.00% Qx 19xx


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                                               SINCE
                                            1 YEAR       INCEPTION 1
                                            ------       ------------
 Portfolio                                   000            000
 S&P 500(R) Index                            000            000
 Lehman Brothers Aggregate Bond Index        000            000

1    Portfolio inception: 11/20/95.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.


FEE TABLE (%)


SHAREHOLDER FEES

                                                               None
 ANNUAL OPERATING EXPENSES (% of average net assets)
 Management Fees                                               0.00
 Distribution (12b-1) fees                                     None
 Other expenses                                                0.00
                                                               ----
 Total annual operating expenses                               0.00

 EXPENSE REDUCTION (DUE TO CONTRACTUAL
 LIMITATIONS OFFERED BY SCHWAB AND/OR
 THE INVESTMENT ADVISER)                                      (0.00)
                                                               ----
 NET OPERATING EXPENSES (CONTRACTUAL
 LIMITATION THROUGH 00/00/00)                                  0.00


 EXPENSES ON A $10,000 INVESTMENT

 Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

     1 YEAR         3 YEARS        5 YEARS        10 YEARS
     ------         -------        -------        --------
       $00            $000           $000           $000


The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

                                       14
                               BALANCED PORTFOLIO

FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                                 1/1/98-        11/1/96-       11/20/95-
INVESTOR SHARES                                                  12/31/98       10/31/97       10/31/96
PER-SHARE DATA ($)
Net asset value at beginning of period                           00.00          00.00          00.00
                                                                 -----          -----          -----
Income from investment operations:
   Net investment income                                         00.00          00.00          00.00
   Net realized and unrealized gain on investments               00.00          00.00          00.00
                                                                 -----          -----          -----
   Total income from investment operations                       00.00          00.00          00.00
Less distributions:
   Dividends from net investment income                         (00.00)        (00.00)        (00.00)
                                                                 -----          -----          -----
NET ASSET VALUE AT END OF PERIOD                                 00.00          00.00          00.00
                                                                 =====          =====          =====
Total return (%)                                                 00.00          00.00          00.00

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to average net assets         00.00          00.00          00.00 1
Expense reductions reflected in above ratio                      00.00          00.00          00.00
Ratio of net investment income to average net assets             00.00          00.00          00.00 1
Portfolio turnover rate                                          00.00          00.00          00.00
Net assets, end of period ($ x 1,000,000)                        00             00             00


1    Annualized.


                                       15
                               BALANCED PORTFOLIO

SCHWAB MARKETTRACK
CONSERVATIVE PORTFOLIO

TICKER SYMBOL: SWCGX


GOAL

THE PORTFOLIO'S GOAL IS TO SEEK INCOME AND MORE GROWTH POTENTIAL THAN AN ALL-BOND PORTFOLIO.

STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO MAINTAINS A DEFINED ASSET ALLOCATION. The portfolio's target allocation includes bond, stock and cash investments.

The portfolio invests mainly in other SchwabFunds,(R) particularly index funds, which seek to track the total returns of various market indices. These underlying funds typically invest in the securities included in the index they are tracking, and give each security the same weight as the index does. Each underlying fund focuses on a different market segment. Below are the underlying funds for this portfolio and the indices they seek to track, listed according to their corresponding category in the fund's asset allocation:


ALLOCATION               FUND AND INDEX
LARGE-CAP                SCHWAB S&P 500 FUND. Seeks to track the S&P 500 Index,(R) a widely
STOCK                    recognized index maintained by Standard & Poor's that includes 500 U.S.
                         large-cap stocks.

SMALL-CAP                SCHWAB SMALL-CAP INDEX FUND.(R) Seeks to track the Schwab Small-Cap
STOCK                    Index(R), which includes the second-largest 1,000 U.S. stocks as measured by market capitalization.

INTERNATIONAL            SCHWAB INTERNATIONAL INDEX FUND.(R) Seeks to track the Schwab
STOCK                    International Index(R), which includes the largest 350 stocks (as measured by market capitalization) that are publicly traded in developed securities markets outside the United States.

BOND                     SCHWAB TOTAL BOND MARKET INDEX FUND. Seeks to track the Lehman
                         Brothers Aggregate Bond Index, which includes a broad-based mix of
                         U.S. investment-grade bonds with maturities greater than one year.

The portfolio also may use individual securities in its allocations and may continue to hold any individual securities it currently owns. The portfolio managers monitor the portfolio's holdings and cash flow and manage them as needed in order to maintain the portfolio's target allocation. In seeking to enhance after-tax performance, the managers may permit modest deviations from the target allocation for certain periods of time.


ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Conservative Portfolio's allocation is weighted toward bond investments, while including substantial stock investments for long-term growth. The portfolio typically does not change its asset allocations for purposes of investment strategy, and seeks to remain close to the target allocations shown below.

                          [Asset Allocation Pie Chart]

                               cash             5%
                               stocks          40%
                               bonds           55%

The stock allocation is further divided into three segments: 20% of assets for large-cap, 10% for small-cap and 10% for international.


                                       16
                                                          CONSERVATIVE PORTFOLIO

Conservative investors and investors with shorter time horizons are among those for whom this portfolio was created.

MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S ASSET AND STOCK ALLOCATIONS CAN HAVE A SUBSTANTIAL EFFECT ON PERFORMANCE. The risks and returns of different classes of assets and different segments of the stock market can vary over the long term and the short term. Because it intends to maintain substantial exposure to stocks as well as bonds, the portfolio will be hurt by poor performance in either market. Also, because it does not intend to make strategic changes in its allocation, it could underperform any asset allocation funds that underweight asset classes or types of stocks that perform poorly during a given period.

MANY OF THE RISKS OF THIS PORTFOLIO ARE ASSOCIATED WITH INDEX FUNDS. The portfolio's underlying index funds seek to track the performance of various segments of the stock or bond market, as measured by their respective indices. Neither the portfolio, because of its asset allocation strategy, nor the underlying funds, because of their indexing strategy, can take steps to reduce market exposure or to lessen the effects of a declining market.

BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE, WHICH CAN AFFECT THE BOND PORTION OF THE PORTFOLIO. This risk is generally greater for bond investments with longer maturities. Portfolio performance also could be affected if bonds held by its underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market. The values of certain types of stocks, such as small-cap stocks and international stocks, may fluctuate more widely than others.


OTHER RISK FACTORS

While the portfolio's underlying funds seek to track the returns of various indices, in each case their performance normally is below that of the index.

This gap occurs mainly because, unlike an index, the underlying funds incur expenses and must keep a small portion of their assets in cash. To the extent that an underlying fund lends securities or makes short-term or other investments to reduce its performance gap, it may increase the risk that its performance will be reduced.

The portfolio itself keeps a small portion of its assets in cash, which may contribute modestly to lower performance.


                                       17
                                                          CONSERVATIVE PORTFOLIO

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.


ANNUAL TOTAL RETURNS (%) AS OF 12/31

                          [BAR GRAPH]


BEST QUARTER: 00.00% Qx 19xx
WORST QUARTER: 00.00% Qx 19xx


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                                            SINCE
                                            1 YEAR    INCEPTION 1
                                            ------    ------------
Portfolio                                    000          000
S&P 500(R)Index                              000          000
Lehman Brothers Aggregate Bond Index         000          000

1    Portfolio inception: 11/20/95.


PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.


 FEE TABLE (%)

 SHAREHOLDER FEES
                                                                 None
 ANNUAL OPERATING EXPENSES (% of average net assets)
 Management fees                                                 0.00
 DISTRIBUTION (12b-1) FEES                                       NONE
 Other expenses                                                  0.00
                                                                 ----
 Total annual operating expenses                                 0.00

 EXPENSE REDUCTION (DUE TO CONTRACTUAL
 LIMITATIONS OFFERED BY SCHWAB AND/OR
 THE INVESTMENT ADVISER)                                        (0.00)
                                                                 ----
 NET OPERATING EXPENSES (CONTRACTUAL
 LIMITATION THROUGH 00/00/00)                                    0.00


 EXPENSES ON A $10,000 INVESTMENT

 Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

     1 YEAR         3 YEARS        5 YEARS        10 YEARS
     ------         -------        -------        --------
      $00             $000           $000           $000


The performance information above shows you how performance has varied from year-to-year and how it averages out over time.


                                       18
                                                          CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                               1/1/98-   11/1/96-  11/20/95-
 INVESTOR SHARES                                              12/31/98   10/31/97  10/31/96
 PER-SHARE DATA ($)
 Net asset value at beginning of period                          00.00     00.00     00.00
                                                                 -----     -----     -----
 Income from investment operations:
   Net investment income                                         00.00     00.00     00.00
   Net realized and unrealized gain on investments               00.00     00.00     00.00
                                                                 -----     -----     -----
   Total income from investment operations                       00.00     00.00     00.00
 Less distributions:
   Dividends from net investment income                         (00.00)   (00.00)   (00.00)
                                                                 -----     -----     -----
 NET ASSET VALUE AT END OF PERIOD                                00.00     00.00     00.00
                                                                 =====     =====     =====
 Total return (%)                                                00.00     00.00     00.00

 RATIOS/SUPPLEMENTAL DATA (%)
 Ratio of actual operating expenses to average net assets        00.00     00.00     00.00 1
 Expense reductions reflected in above ratio                     00.00     00.00     00.00
 Ratio of net investment income to average net assets            00.00     00.00     00.00 1
 Portfolio turnover rate                                         00.00     00.00     00.00
 Net assets, end of period ($ x 1,000,000)                       00        00        00


1    Annualized.


                                       19
CONSERVATIVE PORTFOLIO

PORTFOLIO MANAGEMENT


The portfolios' investment adviser, Charles Schwab Investment Management, Inc., has more than $0.0 billion under management.


THE INVESTMENT ADVISER for the Schwab MarketTrack Portfolios(TM) is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than XX million shareholder accounts. (All figures on this page are as of 10/31/98.)

As the investment adviser, the firm oversees the asset management and administration of the Schwab MarketTrack Portfolios. As compensation for these services, the firm receives a management fee from each portfolio. For the 12 months ended 10/31/98, these fees were 0.00% for the All Equity Portfolio, 0.00% for the Growth Portfolio, 0.00% for the Balanced Portfolio and 0.00% for the Conservative Portfolio. These figures, which are expressed as a percentage of each portfolio's average daily net assets, represent the actual amounts paid, including the effects of reductions.

GERI HOM, a vice president of the investment adviser, is responsible for the day-to-day management of the equity portions of the portfolios. She joined the firm in 1995 and has nearly 20 years of experience in equity index management.

KIMON DAIFOTIS, CFA, a vice president of the investment adviser, is responsible for the day-to-day management of the bond and cash portions of the portfolios. He joined the firm in October 1997, bringing more than 17 years of prior experience in research and asset management.


YEAR 2000 AND EURO CONVERSION ISSUES

Two issues with the potential to disrupt portfolio operations and affect performance are the inability of some computers to recognize the year 2000 and the conversion of certain European currencies to the euro beginning 1/1/99.

The investment adviser will continue to take steps to enable its systems to handle these changes. With regard to the year 2000 problem, the investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how either of these issues will affect portfolio administration, portfolio performance (particularly for portfolios with European exposure) or securities markets in general.


PORTFOLIO MANAGEMENT

INVESTING IN THE PORTFOLIOS


As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.


INVESTING IN THE PORTFOLIOS

BUYING SHARES

Shares of the portfolios may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information below is for Schwab brokerage account investors. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.


 STEP 1

 CHOOSE A PORTFOLIO, then decide how much you want to invest.

 MINIMUM INITIAL INVESTMENT           MINIMUM ADDITIONAL INVESTMENTS             MINIMUM BALANCE
 --------------------------           ------------------------------             ---------------
 $1,000                               $100                                       $500
 ($500 for retirement and                                                        ($250 for retirement and
 custodial accounts)                                                             custodial accounts)

 STEP 2

 CHOOSE AN OPTION FOR PORTFOLIO DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

 OPTION             FEATURES
 Reinvestment       All dividends and capital gain distributions are invested automatically in shares of your portfolio.

 Cash/reinvestment  You receive payment for dividends, while any capital gain distributions
 mix                are invested in shares of your portfolio.

 Cash You receive payment for all dividends and capital gain distributions.

 STEP 3

 PLACE YOUR ORDER. Use any of the methods described at right. Make checks payable to Charles Schwab and Co., Inc.


SCHWAB ACCOUNTS

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the portfolio.

For example, when you sell shares in a portfolio, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink, which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.


INVESTING IN THE PORTFOLIOS

SELLING/EXCHANGING SHARES

Use any of the methods described below to sell shares of a portfolio.

When selling or exchanging shares, please be aware of the following policies:

-     Proceeds from a sale may take up to seven days to be paid to your account.
- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.
- Exchange orders must meet the minimum investment and other requirements for the fund and, if applicable, the share class into which you are exchanging.
- You will need to obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:

-     Your name
- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)
-     The name of the portfolio whose shares you want to buy or sell
- The dollar amount or number of shares you would like to buy, sell or exchange
- For exchanges, the name of the fund into which you want to exchange and the distribution option you prefer
-     When selling shares, how you would like to receive the proceeds

Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


METHODS FOR PLACING ORDERS


PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

SCHWABLINK
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL
Write to SchwabFunds at:
101 Montgomery Street, San Francisco, CA 94104

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab branch office.


INVESTING IN THE PORTFOLIOS

TRANSACTION POLICIES

THE PORTFOLIOS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN. Orders to buy, sell or exchange shares made in accordance with a portfolio's policies prior to the close of business (generally 4 p.m. Eastern time) will be executed that day.

THE PORTFOLIOS CALCULATE THEIR SHARE PRICES EACH BUSINESS DAY, after the close of the NYSE. A portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. Each order to buy, sell or exchange shares made in accordance with a portfolio's policies is executed at the next share price calculated.


In valuing underlying fund investments, the portfolios use the NAVs reported by their underlying funds. In valuing other portfolio securities, the portfolios use market quotes if they are readily available. In cases where quotes are not readily available, a portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees.

Shareholders of the portfolios should be aware that because foreign markets are often open on weekends and other days when the portfolios are closed, the value of some of the portfolio's securities may change on days when it is not possible to buy or sell shares of the portfolio.


THE PORTFOLIOS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares
- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders
- To refuse any purchase or exchange order, including those that appear to be associated with short-term trading activities
-     To change or waive a portfolio's investment minimums
- To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC
-     To withdraw or suspend any part of the offering made by this prospectus

                          INVESTING IN THE PORTFOLIOS

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE PORTFOLIOS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a portfolio. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR PORTFOLIO EARNS. Every year, each portfolio distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record, except for the Conservative Portfolio, which typically makes income distributions at the end of every calendar quarter.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR PORTFOLIO DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each portfolio's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the portfolio. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer. For tax purposes, an exchange between funds is considered a sale.


AT THE BEGINNING OF EVERY YEAR, THE PORTFOLIOS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the portfolio paid during the previous calendar year. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL PORTFOLIO SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

                          INVESTING IN THE PORTFOLIOS

NOTES

                                     NOTES

TO LEARN MORE


This prospectus contains important information on the portfolios and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You also can review these materials in person at the Securities and Exchange Commission's Public Reference Room.


SCHWABFUNDS
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
www.schwab.com/schwabfunds

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov

SEC FILE NUMBER
Schwab MarketTrack Portfolios 811-7704


                                                                          SCHWAB
                                                      MARKETTRACK PORTFOLIOS(TM)


                                                                      PROSPECTUS
                                                             February  28,  1999

                                                                  SCHWABFUNDS(R)

MKT3757FLT

PROSPECTUS

February 28, 1999


SCHWAB

MarketManager Portfolios(TM)


          Growth Portfolio

          Balanced Portfolio

          Small Cap Portfolio

          International Portfolio

As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  SCHWABFUNDS(R)

About the portfolios


        Schwab
        MarketManager Portfolios(TM)


        ABOUT THE PORTFOLIOS
  4     Growth Portfolio

  8     Balanced Portfolio

 12     Small Cap Portfolio

 16     International Portfolio

 20     Portfolio Management


        INVESTING IN THE PORTFOLIOS


 22     Buying Shares

 23     Selling/Exchanging Shares

 24     Transaction Policies

 25     Distributions and Taxes

The portfolios in this prospectus share a "MULTI-FUND" investment strategy. Each portfolio invests primarily in a COMBINATION of other actively managed funds. Each portfolio's mix of underlying funds is strategically chosen with a SPECIFIC GOAL in mind.

By using a multi-fund strategy, the portfolios can provide exposure to a variety of mutual funds in a single investment. This strategy helps to produce a high level of diversification among securities and industries. As a result, the portfolios can reduce the risks associated with investing in a single fund, fund company or investment style.

The portfolio managers analyze economic conditions to identify promising areas for investment. They review funds according to their investment objectives and policies, and use quantitative techniques to measure their past performance, volatility and expenses. The managers then choose each underlying fund by analyzing its investment style and gaining firsthand knowledge of its manager.

The portfolios are designed for long-term investors. Their performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

Schwab MarketManager
Growth Portfolio

TICKER SYMBOL: SWOGX

GOAL

THE PORTFOLIO'S GOAL IS TO SEEK GROWTH.


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. Typically, the actual percentage is considerably higher.

The portfolio invests in stock, bond and money market funds, which the managers choose within the framework of an asset allocation strategy. Based on analysis of economic outlooks and market conditions, the managers determine whether and how much to adjust the portfolio's allocation.

Within the stock fund allocation, the portfolio managers may allocate their investment among large-cap, small-cap and international stock funds. Within the bond fund allocation, the managers allocate investments among bond funds primarily based on the maturities and credit quality of their holdings.

In choosing the underlying funds, the portfolio managers seek clearly defined investment styles, strong performance histories and stable management, among other criteria. As of 10/31/98, the portfolio included XX underlying funds.


ASSET ALLOCATION


Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Growth Portfolio's allocation is designed to provide the growth opportunities of stock investing while tempering volatility with bond and money market funds. Over the long term, the portfolio will generally reflect its neutral allocation, as shown below.

The table also shows the highest and lowest allocations the portfolio could assign for each type of fund. The portfolio has the flexibility to adjust its allocations of large-cap, small-cap and international stock funds as well.


                                NEUTRAL            ALLOCATION
                             ALLOCATION           FLEXIBILITY
     STOCK FUNDS                    80%            65  -  95%
       large-cap                    35%
       small-cap                    20%
       international                25%
     BOND FUNDS                     15%             0  -  30%
     MONEY MARKET FUNDS              5%             0  -  35%

                                  [PIE CHART]

                                                                GROWTH PORTFOLIO

When you are investing for the long term, a portfolio that emphasizes stock investments in its asset allocation may make sense for you.



MAIN RISKS

THE STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S PARTICULAR ASSET ALLOCATION CAN HAVE AN EFFECT ON PERFORMANCE. The portfolio's neutral allocation is designed with long-term performance in mind, and does not assure any particular type of performance over the short term. Because the risks and returns of different asset classes can vary widely over both the long term and the short term, the portfolio's performance could suffer if a particular asset class does not perform as expected.

MANY OF THE RISKS OF THIS PORTFOLIO ARE THOSE ASSOCIATED WITH STOCK FUNDS. The same factors that affect stock market performance generally affect stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Any type of stock can temporarily fall out of favor with the market. The values of certain types of stocks, such as small-cap stocks and international stocks, may fluctuate more widely than others.

TO THE EXTENT THAT THE PORTFOLIO INVESTS IN BOND FUNDS, A MAJOR RISK IS THAT BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE. Underlying funds that focus on bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if bonds held by its underlying funds go into default. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.


OTHER RISK FACTORS


Because the portfolio managers have no control over the management of the underlying funds, decisions made by the underlying funds' managers could change the portfolio's effective asset allocation or hurt its performance.

For example, if managers of underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, the portfolio's performance could be affected.

                                GROWTH PORTFOLIO

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.


ANNUAL TOTAL RETURNS (%) AS OF 12/31

                                  [BAR GRAPH]

BEST QUARTER: 00.00% Qx 19xx
WORST QUARTER: 00.00% Qx 19xx


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98


                                                                SINCE
                                              1 YEAR     INCEPTION 1
Portfolio                                        000              000
S&P 500(R) Index 2                               000              000
Lehman Brothers Aggregate Bond Index 3           000              000

1 Portfolio inception : 11/18/96.
2 Includes 500 large-cap stocks traded in the United States.
3 Includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.


PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.


FEE TABLE (%)

SHAREHOLDER FEES

                                                          NONE
ANNUAL OPERATING EXPENSES (% of average net assets)

Management fees                                           0.00
Distribution (12b-1) fees                                 None
Other expenses                                            0.00
                                                         ------
Total annual operating expenses                           0.00

EXPENSE REDUCTION (DUE TO CONTRACTUAL
LIMITATIONS OFFERED BY SCHWAB AND/OR
THE INVESTMENT ADVISER)                                  (0.00)
                                                         ------

NET OPERATING EXPENSES (CONTRACTUAL
LIMITATION THROUGH 00/00/00)                              0.00


EXPENSES ON A $10,000 INVESTMENT


Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR                3 YEARS              5 YEARS               10 YEARS
------                -------              -------               --------
 $00                   $000                 $000                   $000

The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

                                GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS



This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                     11/1/97-          11/18/96-
                                                     10/31/98          10/31/97
PER-SHARE DATA ($)
Net asset value at beginning of period                00.00             00.00
                                                     ------            ------
Income from investment operations:
   Net investment income                              00.00             00.00
   Net realized and unrealized gain on
     investments                                      00.00             00.00
                                                     ------            ------
   Total income from investment operations            00.00             00.00

Less distributions:
   Dividends from net investment income              (00.00)           (00.00)
                                                     ------            ------
NET ASSET VALUE AT END OF PERIOD                      00.00             00.00
                                                     ======            ======
   Total return (%)                                   00.00             00.00

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to average
   net assets                                         00.00             00.00 1
Expense reductions reflected in above ratio           00.00             00.00
Ratio of net investment income to average net
   assets                                             00.00             00.00 1
Portfolio turnover rate                               00.00             00.00
Net assets, end of period ($ x 1,000,000)             00                00

1 Annualized.

                                GROWTH PORTFOLIO

Schwab MarketManager
Balanced Portfolio

TICKER SYMBOL: SWOBX


GOAL

THE PORTFOLIO'S GOAL IS TO SEEK GROWTH AND INCOME.


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. Typically, the actual percentage is considerably higher.

The portfolio invests in stock, bond and money market funds, which the managers choose within the framework of an asset allocation strategy. Based on analysis of economic outlooks and market conditions, the managers determine whether and how much to adjust the portfolio's allocation.

Within the stock fund allocation, the portfolio managers may allocate their investment among large-cap, small-cap and international stock funds. Within the bond fund allocation, the managers allocate investments among bond funds primarily based on the maturities and credit quality of their holdings.

In choosing the underlying funds, the portfolio managers seek clearly defined investment styles, strong performance histories and stable management, among other criteria. As of 10/31/98, the portfolio included XX underlying funds.


ASSET ALLOCATION

Asset allocation is a strategy of investing specific percentages of a portfolio in various asset classes.

The Balanced Portfolio's allocation is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bond and money market funds. Over the long term, the portfolio will generally reflect its neutral allocation, as shown below.

The table also shows the highest and lowest allocations the portfolio could assign for each type of fund. The portfolio has the flexibility to adjust its allocations of large-cap, small-cap and international stock funds as well.

                                      NEUTRAL                ALLOCATION
                                   ALLOCATION               FLEXIBILITY
     STOCK FUNDS                          60%                  50 - 70%
       large-cap                          30%
       small-cap                          15%
       international                      15%
     BOND FUNDS                           35%                  25 - 45%
     MONEY MARKET FUNDS                    5%                   0 - 25%

                                  [PIE CHART]



BALANCED PORTFOLIO                      8

Long-term investors seeking a blend of growth and income investments may want to consider this portfolio.


MAIN RISKS

STOCK AND BOND MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE PORTFOLIO'S PARTICULAR ASSET ALLOCATION CAN HAVE A SIGNIFICANT EFFECT ON PERFORMANCE. The portfolio's neutral allocation is designed with long-term performance in mind, and does not assure any particular type of performance over the short term. Because the risks and returns of different asset classes can vary widely over both the long term and the short term, the portfolio's performance could suffer if a particular asset class does not perform as expected.

TO THE EXTENT THAT THE PORTFOLIO HAS EXPOSURE TO A GIVEN TYPE OF MUTUAL FUND, IT TAKES ON THE ASSOCIATED RISKS. The same factors that affect stock market performance generally affect stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. The values of certain types of stocks, such as small-cap stocks or international stocks, may fluctuate more widely in price than others.

WITH BOND FUNDS, ONE MAJOR RISK IS THAT BOND PRICES GENERALLY FALL WHEN INTEREST RATES RISE. Underlying funds that focus on bonds with longer maturities tend to be more sensitive to this risk. Portfolio performance also could be affected if bonds held by its underlying funds go into default. Economic conditions can cause bond markets to fall in anticipation of greater risk of default, in which case funds that emphasize lower quality bonds could suffer disproportionate losses. Another risk is that certain bonds may be paid off, or "called," substantially earlier or later than expected.


OTHER RISK FACTORS

Because the portfolio managers have no control over the management of the underlying funds, decisions made by the underlying funds' managers could change the portfolio's effective asset allocation or hurt its performance.

For example, if managers of underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, the portfolio's performance could be affected.

BALANCED PORTFOLIO                     9

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on two unmanaged market indices. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that indices do not include any costs of investment.

ANNUAL TOTAL RETURNS (%) AS OF 12/31


                         [BAR GRAPH FOR 1997 AND 1998]


BEST QUARTER: 00.00% Qx 19xx
WORST QUARTER: 00.00% Qx 19xx


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                                                SINCE
                                               1 YEAR    INCEPTION 1
                                               ------    ------------
Portfolio                                         000             000
S&P 500(R) Index 2                                000             000
Lehman Brothers Aggregate Bond Index 3            000             000

1 Portfolio inception: 11/18/96.
2 Includes 500 large-cap stocks traded in the United States.
3 Includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.


FEE TABLE (%)

SHAREHOLDER FEES
                                                          None

ANNUAL OPERATING EXPENSES (% of average net assets)
MANAGEMENT FEES                                           0.00
Distribution (12b-1) fees                                 None
Other expenses                                            0.00
                                                          ----
Total annual operating expenses                           0.00

EXPENSE REDUCTION (DUE TO CONTRACTUAL
LIMITATIONS OFFERED BY SCHWAB AND/OR
THE INVESTMENT ADVISER)                                  (0.00)
NET OPERATING EXPENSES (CONTRACTUAL                       ----
LIMITATION THROUGH 00/00/00)                              0.00

EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

 1 YEAR       3 YEARS        5 YEARS         10 YEARS
 ------       -------        -------         --------
   $00          $000            $000            $000

The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

BALANCED PORTFOLIO                     10

FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                   11/1/97-      11/18/96-
                                                   10/31/98      10/31/97
PER-SHARE DATA ($)
Net asset value at beginning of period              00.00         00.00
                                                   -----------------------
Income from investment operations:
   Net investment income                            00.00         00.00
   Net realized and unrealized gain on
     investments                                    00.00         00.00
                                                   -----------------------
   Total income from investment operations          00.00         00.00
Less distributions:
   Dividends from net investment income            (00.00)       (00.00)
                                                   -----------------------
NET ASSET VALUE AT END OF PERIOD                    00.00         00.00
                                                   =======================
Total return (%)                                    00.00         00.00


RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to average
  net assets                                        00.00         00.00 1
Expense reductions reflected in above ratio         00.00         00.00
Ratio of net investment income to average net
  assets                                            00.00         00.00 1

PORTFOLIO TURNOVER RATE                             00.00         00.00
Net assets, end of period ($ x 1,000,000)           00            00

1 Annualized.

BALANCED PORTFOLIO

Schwab MarketManager
Small Cap Portfolio

TICKER SYMBOL: SWOSX


GOAL

THE PORTFOLIO'S GOAL IS TO SEEK LONG-TERM CAPITAL APPRECIATION.


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. The fund also has a policy of investing at least 65% of total assets in small-cap stock funds. Typically, the actual percentages for both policies are considerably higher.

The portfolio managers regularly review the small-cap segment of the market to identify sectors or industries that offer the greatest potential for growth. The managers then screen the universe of small-cap funds based on a combination of quantitative measures -- past performance, volatility, expenses -- and qualitative evaluations of their investment objectives, management teams and current holdings.

The portfolio managers meet frequently with the management teams of those small-cap funds that satisfy the screening criteria in order to gain a more complete understanding of their investment styles and strategies. In choosing the underlying funds, the portfolio managers seek clearly defined investment styles, strong performance histories and stable management, among other criteria.

Because the small-cap market can be volatile, the portfolio managers monitor and adjust the portfolio as necessary. In so doing, they seek to anticipate coming markets as well as respond to current conditions.


SMALL-CAP STOCKS AND CAPITAL GROWTH

Small-cap companies are those whose market capitalization places them at the smaller end of the spectrum of publicly traded companies.

There are thousands of small-cap companies, which historically have made up approximately 20% of the total U.S. market capitalization. These companies are found in every industry, although they tend to be concentrated in high-growth sectors such as technology.

Over the past 70 years, stocks of these companies have offered high long-term growth rates. At the same time, they have often been more volatile than large-cap stocks, sometimes suffering deep slumps and at other times enjoying high market enthusiasm.

SMALL CAP PORTFOLIO

For the long-term investor, a small-cap stock investment can be important because of the exposure it provides to a different segment of the stock market.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE MAIN RISKS OF THIS PORTFOLIO ARE THOSE ASSOCIATED WITH SMALL-CAP STOCK FUNDS. The same factors that affect stock market performance generally affect all stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may affect stock prices in one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

HISTORICALLY, SMALL-CAP STOCK FUNDS HAVE BEEN RISKIER THAN FUNDS THAT FOCUS ON LARGE- AND MID-CAP STOCKS. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements, and may move sharply, especially during market upturns and downturns. In addition, during any period when small-cap stock funds perform less well than funds that focus on other types of stock or other types of investments -- bonds, for instance -- the portfolio's performance also will lag these investments.

OTHER RISK FACTORS

Because the portfolio managers have no control over the management of the underlying funds, decisions made by the underlying funds' managers could change the portfolio's investment profile or hurt its performance.

For example, if managers of underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, the portfolio's performance could be affected.

SMALL CAP PORTFOLIO

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and the index does not include any costs of investment.

ANNUAL TOTAL RETURNS (%) AS OF 12/31

                                  [BAR GRAPH]


BEST QUARTER: 00.00% Qx 19xx
WORST QUARTER: 00.00% Qx 19xx


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

                                                     SINCE
                                   1 YEAR     INCEPTION 1
Portfolio                             000              000
Russell 2000 Index 2                  000              000

1 Portfolio inception:  9/16/97.
2 Includes 2,000 U.S. stocks that are smaller in market capitalization than the largest 1,000.


PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.


FEE TABLE (%)

SHAREHOLDER FEES
                                                                None
ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                                 0.00
Distribution (12b-1) fees                                       None
Other expenses                                                  0.00
                                                               ------
Total annual operating expenses                                 0.00

EXPENSE REDUCTION (DUE TO CONTRACTUAL
LIMITATIONS OFFERED BY SCHWAB AND/OR
THE INVESTMENT ADVISER)                                        (0.00)
                                                               ------
NET OPERATING EXPENSES (CONTRACTUAL
LIMITATION THROUGH 00/00/00)                                    0.00


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

 1 YEAR       3 YEARS        5 YEARS         10 YEARS
-------       -------        -------         --------
   $00          $000            $000            $000

The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

SMALL CAP PORTFOLIO

FINANCIAL HIGHLIGHTS


This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                   11/1/97-      9/16/97-
INVESTOR SHARES                                    10/31/98      10/31/97
PER-SHARE DATA ($)
Net asset value at beginning of period              00.00         00.00
                                                   --------------------
Income from investment operations:
   Net investment income                            00.00         00.00
   Net realized and unrealized gain on
     investments                                    00.00         00.00
                                                   --------------------
   Total income from investment operations          00.00         00.00
Less distributions:
   Dividends from net investment income            (00.00)       (00.00)
                                                   --------------------
NET ASSET VALUE AT END OF PERIOD                    00.00         00.00
                                                   ====================
Total return (%)                                    00.00         00.00

RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to average
  net assets                                        00.00         00.00 1
Expense reductions reflected in above ratio         00.00         00.00
Ratio of net investment income to average net
  assets                                            00.00         00.00 1
Portfolio turnover rate                             00.00         00.00
Net assets, end of period ($ x 1,000,000)           00            00

1 Annualized.

SMALL CAP PORTFOLIO

Schwab MarketManager
International Portfolio

TICKER SYMBOL: SWOIX

GOAL

THE PORTFOLIO'S GOAL IS TO SEEK LONG-TERM CAPITAL APPRECIATION.


STRATEGY

TO PURSUE ITS GOAL, THE PORTFOLIO INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN OTHER MUTUAL FUNDS, including those available through Schwab's Mutual Fund OneSource(R) service. The fund also has a policy of investing at least 65% of total assets in international stock funds. Typically, the actual percentages for both policies are considerably higher.

The portfolio managers analyze global economic trends to target regions and countries that offer the greatest potential for growth. Based on their findings, they develop a country-by-country allocation that focuses typically on developed markets but also may include emerging markets. The managers then screen the universe of international stock funds based on a combination of quantitative measures -- past performance, volatility, expenses -- and qualitative evaluations of their investment objectives, country weightings, sector diversification, management teams and current holdings.

The portfolio managers meet frequently with the management teams of those international stock funds that satisfy the screening criteria in order to gain a more complete understanding of their investment styles and strategies. In choosing the underlying funds, the portfolio managers seek clearly defined investment styles, strong performance histories and stable management, among other criteria.

Because international markets can be volatile, the portfolio managers monitor and adjust the portfolio as necessary. In so doing, they seek to anticipate coming markets as well as respond to current conditions.


INTERNATIONAL STOCK FUNDS

Approximately two-thirds of the world's market opportunities lie outside the United States. These include developed countries whose securities markets are established and whose economies are industrialized as well as emerging markets, where industrialization and securities markets are in the process of developing.

With so many opportunities available, it is difficult for any one mutual fund to maintain expertise in all industries and regions. The multi-fund approach offers a potential solution, by allowing portfolio managers to assemble a combination of underlying funds whose strengths lie in different areas.

INTERNATIONAL PORTFOLIO

International stock funds offer access to many foreign markets that can be difficult for individual investors to reach.


MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the portfolio will fluctuate, which means that you could lose money.

THE MAIN RISKS OF THIS PORTFOLIO ARE THOSE ASSOCIATED WITH INTERNATIONAL STOCK FUNDS. The same factors that affect stock market performance generally affect all stock funds. Political and economic news can influence marketwide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may affect stock prices in one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

INTERNATIONAL STOCK FUNDS CARRY ADDITIONAL RISKS. Changes in currency exchange rates can erode market gains or widen market losses for the underlying funds. International markets -- even those that are well established -- are often more volatile than those of the United States, for reasons ranging from a lack of reliable company information to the risk of political upheaval. These risks are more significant in emerging markets, where governments may be less stable, markets less liquid and economies less highly industrialized. In addition, during any period when international stock funds perform less well than funds that focus on other types of stocks or other types of investments -- bonds, for instance -- the portfolio's performance also will lag these investments.


OTHER RISK FACTORS

Because the portfolio managers have no control over the management of the underlying funds, decisions made by the underlying funds' managers could change the portfolio's investment profile or hurt its performance.

For example, if managers of underlying funds tended to favor cash, the portfolio's exposure to the stock market would be lowered. Similarly, if underlying funds make investments that don't perform as expected, such as certain foreign currency transactions, the portfolio's performance could be affected.

INTERNATIONAL PORTFOLIO

PERFORMANCE

Below are a chart and a table showing the portfolio's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and the index does not include any costs of investment.


ANNUAL TOTAL RETURNS (%) AS OF 12/31

                      [BAR GRAPH OF 1997 AND 1998 RETURNS]

BEST QUARTER: 00.00% Qx 19xx
WORST QUARTER: 00.00% Qx 19xx


AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98


                                                        SINCE
                                      1 YEAR      INCEPTION 1
-------------------------------------------------------------
Portfolio                                000              000
MSCI EAFE Index 2                        000              000

1 Portfolio inception: 10/16/96.
2 Includes stocks from Europe, Australasia and the Far East, with performance measured in U.S. dollars.


PORTFOLIO FEES AND EXPENSES

The following table describes what you could expect to pay as a portfolio investor. "Shareholder fees" are one-time expenses charged to you directly by the portfolio. "Annual operating expenses" are paid out of portfolio assets, so their effect is included in total return. Fees of the underlying funds are reflected in those funds' performance, and thus indirectly in portfolio performance.



FEE TABLE (%)

SHAREHOLDER FEES
                                                            None
ANNUAL OPERATING EXPENSES (% of average net assets)
Management fees                                             0.00
Distribution (12b-1) fees                                   None
Other expenses                                              0.00
                                                           -----
Total annual operating expenses                             0.00

EXPENSE REDUCTION (DUE TO CONTRACTUAL
LIMITATIONS OFFERED BY SCHWAB AND/OR
THE INVESTMENT ADVISER)                                    (0.00)
                                                           ------
NET OPERATING EXPENSES (CONTRACTUAL
LIMITATION THROUGH 00/00/00)                                0.00


EXPENSES ON A $10,000 INVESTMENT

Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. The expenses would be the same whether you stayed in the portfolio or sold your shares at the end of each period. Your actual costs may be higher or lower.

 1 YEAR       3 YEARS        5 YEARS         10 YEARS
-------       -------        -------         --------
   $00          $000            $000            $000


The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

                                       18
INTERNATIONAL PORTFOLIO

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants audited these figures. Their full report is included in the portfolio's annual report (see back cover).


                                                   11/1/97-     11/1/96-      10/16/96-
INVESTOR SHARES                                    10/31/98     10/31/97      10/31/96
---------------------------------------------------------------------------------------
PER-SHARE DATA ($)
Net asset value at beginning of period              00.00        00.00         00.00
                                                   ---------------------------------
Income from investment operations:
   Net investment income                            00.00        00.00         00.00
   Net realized and unrealized gain on
     investments                                    00.00        00.00         00.00
                                                   ---------------------------------
   Total income from investment operations          00.00        00.00         00.00

LESS DISTRIBUTIONS:
   Dividends from net investment income            (00.00)      (00.00)       (00.00)
                                                   ---------------------------------
NET ASSET VALUE AT END OF PERIOD                    00.00        00.00         00.00
                                                   =================================
Total return (%)                                    00.00        00.00         00.00


RATIOS/SUPPLEMENTAL DATA (%)
Ratio of actual operating expenses to average
  net assets                                        00.00         00.00        00.00 1
Expense reductions reflected in above ratio         00.00         00.00        00.00
Ratio of net investment income to average net
  assets                                            00.00         00.00        00.00 1
Portfolio turnover rate                             00.00         00.00        00.00
Net assets, end of period ($ x 1,000,000)           00            00           00

1 Annualized.

                                       19
INTERNATIONAL PORTFOLIO

PORTFOLIO MANAGEMENT

The portfolios' investment adviser, Charles Schwab Investment Management, Inc., has more than $0.0 billion under management.

THE INVESTMENT ADVISER for the Schwab MarketManager Portfolios(TM) is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than XX million shareholder accounts. (All figures on this page are as of 10/31/98.)

As the investment adviser, the firm oversees the asset management and administration of the Schwab MarketManager Portfolios. As compensation for these services, the firm receives a management fee from each portfolio. For the 12 months ended 10/31/98, these fees were 0.00% for the Balanced Portfolio, 0.00% for the Growth Portfolio, 0.00% for the Small Cap Portfolio and 0.00% for the International Portfolio. These figures, which are expressed as a percentage of each portfolio's average daily net assets, represent the actual amounts paid, including the effects of reductions.

CYNTHIA LIU, CFA, a vice president of the investment adviser, is responsible for the overall management of the Schwab MarketManager Portfolios. She joined the firm in 1996, bringing 13 years of prior experience in international securities research and asset management.

JEFFREY MORTIMER, CFA, also is a portfolio manager with day-to-day responsibility for the Growth and Balanced Portfolios. He joined the firm in October 1997, bringing more than eight years of prior experience in asset allocation and manager selection.


YEAR 2000 AND EURO CONVERSION ISSUES

Two issues with the potential to disrupt portfolio operations and affect performance are the inability of some computers to recognize the year 2000 and the conversion of certain European currencies to the euro beginning 1/1/99.

The investment adviser will continue to take steps to enable its systems to handle these changes. With regard to the year 2000 problem, the investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how either of these issues will affect portfolio administration, portfolio performance (particularly for portfolios with European exposure) or securities markets in general.

                                       20
PORTFOLIO MANAGEMENT

Investing in the portfolios



As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

                                       21
INVESTING IN THE PORTFOLIOS

BUYING SHARES

Shares of the portfolios may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information below is for Schwab brokerage account investors. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

STEP 1

CHOOSE A PORTFOLIO, then decide how much you want to invest.

MINIMUM INITIAL INVESTMENT                 MINIMUM ADDITIONAL INVESTMENTS                MINIMUM BALANCE
$1,000                                     $100                                          $500
($500 for retirement and                                                                 ($250 for retirement and
custodial accounts)                                                                      custodial accounts)


STEP 2

CHOOSE AN OPTION FOR PORTFOLIO DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

OPTION                 FEATURES
Reinvestment           All dividends and capital gain distributions are invested
                       automatically in shares of your portfolio.

Cash/reinvestment      You receive payment for dividends, while any capital gain
mix                    distributions are invested in shares of your portfolio.

Cash                   You receive payment for all dividends and capital gain distributions.


STEP 3

PLACE YOUR ORDER. Use any of the methods described at right. Make checks payable to Charles Schwab and Co., Inc.


SCHWAB ACCOUNTS

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the portfolio.

For example, when you sell shares in a portfolio, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLine, which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.

                                                     INVESTING IN THE PORTFOLIOS

SELLING/EXCHANGING SHARES



Use any of the methods described below to sell shares of a portfolio.

When selling or exchanging shares, please be aware of the following policies:

-   Proceeds from a sale may take up to seven days to be paid to your account.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- These portfolios reserve the right to honor redemptions in portfolio securities instead of cash.

- Exchange orders must meet the minimum investment and other requirements for the fund and, if applicable, the share class into which you are exchanging.

- You will need to obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.


 WHEN PLACING ORDERS

  With every order to buy, sell or exchange shares, you will need to include the following information:

-   Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

-   The name of the portfolio whose shares you want to buy or sell

- The dollar amount or number of shares you would like to buy, sell or exchange

- For exchanges, the name of the fund into which you want to exchange and the distribution option you prefer

-   When selling shares, how you would like to receive the proceeds

  Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.


METHODS FOR PLACING ORDERS

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

SCHWABLINK
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL
Write to SchwabFunds at:
101 Montgomery Street, San Francisco, CA 94104

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab branch office.

INVESTING IN THE PORTFOLIOS

TRANSACTION POLICIES

THE PORTFOLIOS ARE OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE
(NYSE) IS OPEN. Orders to buy, sell or exchange shares made in accordance with a portfolio's policies prior to the close of business (generally 4 p.m. Eastern time) will be executed that day.

THE PORTFOLIOS CALCULATE THEIR SHARE PRICES EACH BUSINESS DAY, after the close of the NYSE. A portfolio's share price is its net asset value per share, or NAV, which is the portfolio's net assets divided by the number of its shares outstanding. Each order to buy, sell or exchange shares made in accordance with a portfolio's policies is executed at the next share price calculated.

In valuing underlying fund investments, the portfolios use the NAVs reported by their underlying funds. In valuing other portfolio securities, the portfolios use market quotes if they are readily available. In cases where quotes are not readily available, a portfolio may value securities based on fair values developed using methods approved by the portfolio's Board of Trustees.

THE PORTFOLIOS AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including those that appear to be associated with short-term trading activities

-   To change or waive a portfolio's investment minimums

- To suspend the right to sell shares back to the portfolio, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-   To withdraw or suspend any part of the offering made by this prospectus


DAILY NAV REPORTING

Each day, reporting services, such as newspapers, may publish the share prices of mutual funds from the close of business on the previous day. For multi-fund portfolios, these prices are generally reported one day behind other mutual funds. This is because a multi-fund portfolio uses the share prices of its underlying funds to calculate its NAV, and this information is typically received and calculated after the publishing deadlines of reporting services. Each portfolio still calculates its share price daily, and this is the price at which you may buy and sell shares each day.

                                                     INVESTING IN THE PORTFOLIOS

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE PORTFOLIOS TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in a portfolio. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR PORTFOLIO EARNS. Every year, each portfolio distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR PORTFOLIO DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. Each portfolio's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the portfolio. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer. For tax purposes, an exchange between funds is considered a sale.

AT THE BEGINNING OF EVERY YEAR, THE PORTFOLIOS PROVIDE SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the portfolio paid during the previous calendar year. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL PORTFOLIO SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.


MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.

                          INVESTING IN THE PORTFOLIOS

NOTES

                                     NOTES

TO LEARN MORE


This prospectus contains important information on the portfolios and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current portfolio investors, discuss recent performance and portfolio holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You also can review these materials in person at the Securities and Exchange Commission's Public Reference Room.


SCHWABFUNDS
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
www.schwab.com/schwabfunds

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov

SEC FILE NUMBER
Schwab MarketManager Portfolios  811-7704

                                             SCHWAB
                                             MARKETMANAGER PORTFOLIOS(TM)

                                             PROSPECTUS

                                             February 28, 1999

                                             SCHWABFUNDS(R)

MKT3756FLT

PROSPECTUS
February  28,  1999



SCHWAB
Analytics Fund(R)



As with all mutual funds, the Securities and Exchange Commission has not judged whether these funds are good investments or whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

                                                                  SCHWABFUNDS(R)

        Schwab Analytics Fund(R)


        ABOUT THE FUND


  4     Strategy

  5     Main Risks

  6     Performance

  6     Fund Fees and Expenses

  7     Financial Highlights

  8     Portfolio Management


        INVESTING IN THE FUND


 10     Buying Shares

 11     Selling/Exchanging Shares

 12     Transaction Policies

 13     Distributions and Taxes

ABOUT THE FUND

The Schwab Analytics Fund(R) uses a strategy that is primarily QUANTITATIVE rather than one based on individual company research. This strategy employs a range of PROPRIETARY TECHNIQUES to select stocks, construct a portfolio and manage overall risk.

The fund uses software models to screen stocks, based on factors that historically have been associated with above-average performance. The fund also looks at indicators of how those who are closest to a given company--analysts and company insiders--currently view the company's near-term prospects. Before making its actual investment decisions, the fund consults another technical model, this one designed to manage risk.

Taken together, these techniques are designed to complement each other in creating a portfolio with risk similar to that of the S&P 500(R) Index but with returns that are intended to be greater.

The fund is designed for long-term investors. Its performance will fluctuate over time and, as with all investments, future performance may differ from past performance.

SCHWAB ANALYTICS FUND(R)

TICKER SYMBOL: SWANX

GOAL

THE FUND'S GOAL IS TO SEEK LONG-TERM CAPITAL GROWTH.

STRATEGY

TO PURSUE ITS GOAL, THE FUND INVESTS PRIMARILY IN U.S. STOCKS. Under normal circumstances, the fund expects to hold the common stocks of approximately 100 large- and mid-cap U.S. companies. The fund seeks to assemble a portfolio with long-term performance that will exceed that of the S&P 500(R) Index.

The portfolio managers monitor a universe of more than 1,300 companies that have market values of $500 million or more. Using a variety of quantitative techniques, the managers screen and rank these companies based on numerous factors. These include fundamental characteristics, such as a company's size and valuation and its history of earnings and dividends, as well as technical characteristics, such as its stock price movements. The rankings also take into account various analysts' earnings estimates and revisions, and also purchases and sales of the stock by corporate insiders.

Once the rankings are complete, the managers select the highest ranked stocks (approximately 100) for inclusion in the fund's portfolio. The managers use a risk management model to construct a diversified portfolio with the goal of keeping the fund's volatility similar to that of the S&P 500. While the fund may include stocks that are outside the S&P 500 or weight its stock holdings differently from the index, it normally seeks to have the same industry weightings as the index.

RISK MANAGEMENT

The fund approaches risk management from the perspective of its benchmark, the S&P 500 Index. The S&P 500 includes the common stocks of 500 leading U.S. companies from a broad range of industries.

The fund's risk management model is designed to estimate how much return a given investment might produce compared to the benchmark and how much risk it might involve compared to the benchmark. The model is designed to help the fund invest for returns that exceed the S&P 500 while maintaining a risk profile that is very similar to that of the index.

ANALYTICS FUND

This fund could be appropriate for long-term investors seeking a quantitative approach designed to outperform the S&P 500.

MAIN RISKS

STOCK MARKETS RISE AND FALL DAILY. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

MANY OF THE RISKS OF THIS FUND ARE ASSOCIATED WITH THE LARGE- AND MID-CAP SEGMENTS OF THE U.S. STOCK MARKET. While the fund is not an index fund, its management techniques are likely to result in performance that correlates with the S&P 500, during upturns as well as downturns. The fund can take only limited steps to reduce market exposure or to lessen the effects of a declining market.

MANY FACTORS CAN AFFECT STOCK MARKET PERFORMANCE. Political and economic news can influence market-wide trends; the outcome may be positive or negative, short term or long term. Other factors may be ignored by the market as a whole but may cause movements in the price of one company's stock or the stocks of one or more industries (for example, rising oil prices may lead to a decline in airline stocks).

The fund includes stocks from many different sectors of the economy, which reduces the impact of the performance of any given industry or stock. But whenever large- and mid-cap U.S. stocks fall behind other types of investments -- bonds or small-cap stocks, for instance -- the fund's performance also will lag these investments. In addition, because the values of mid-cap stocks may fluctuate more widely than those of large-cap stocks, the fund could increase its volatility if it increases its holdings of mid-cap stocks.

OTHER RISK FACTORS

The fund's management model is based largely on past market behavior. To the extent that market dynamics shift over time, the model may fail to anticipate these shifts, which could affect the fund's ability to outperform its benchmark.

Although the fund's main risks are those associated with its stock investments, the fund uses other strategies that also may involve risks.

For example, futures contracts, which the fund uses to gain exposure to the stock market for its cash balances, could hurt the fund's performance if they don't perform as expected.

ANALYTICS FUND

PERFORMANCE

Below are a chart and a table showing the fund's performance, as well as data on an unmanaged market index. These figures assume that all distributions were reinvested. Keep in mind that future performance may differ from past performance, and that the index does not include any costs of investment.



 ANNUAL TOTAL RETURNS (%) AS OF 12/31
--------------------------------------------------------------------------------


[BAR GRAPH]

 BEST QUARTER:  00.00% Qx 19xx
 WORST QUARTER: 00.00% Qx 19xx


 AVERAGE ANNUAL TOTAL RETURNS (%) AS OF 12/31/98

-----------------------------------------------------------
                                                SINCE
                                    1 YEAR    INCEPTION 1
-----------------------------------------------------------
 Fund                                 000        000
 S&P 500(R) Index                     000        000


1 Inception: 7/1/96.

FUND FEES AND EXPENSES

The following table describes what you could expect to pay as a fund investor. "Shareholder fees" are one-time expenses charged to you directly by the fund. "Annual operating expenses" are paid out of fund assets, so their effect is included in total return.

 FEE TABLE (%)

 SHAREHOLDER FEES
---------------------------------------------------
                                               None

 ANNUAL OPERATING EXPENSES (% of average net assets)
---------------------------------------------------
 Management fees                               0.00
 Distribution (12b-1) fees                     None
 OTHER EXPENSES                                0.00
                                              -----
 Total annual operating expenses               0.00

 EXPENSE REDUCTION (DUE TO CONTRACTUAL
 LIMITATIONS OFFERED BY SCHWAB AND/OR
 THE INVESTMENT ADVISER)                      (0.00)
                                              -----
 NET OPERATING EXPENSES (CONTRACTUAL
 LIMITATION THROUGH 00/00/00)                  0.00

 EXPENSES ON A $10,000 INVESTMENT

 Designed to help you compare expenses, this example uses the same assumptions as all mutual fund prospectuses: a $10,000 investment, a 5% return each year and no changes in operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

1 YEAR       3 YEARS        5 YEARS         10 YEARS
------       -------        -------         --------
   $00          $000            $000            $000

The performance information above shows you how performance has varied from year-to-year and how it averages out over time.

ANALYTICS FUND

FINANCIAL HIGHLIGHTS

This section provides further details about the portfolio's financial history. "Total return" shows the percentage that an investor in the portfolio would have earned or lost during a given period, assuming all distributions were reinvested. The portfolio's independent accountants audited these figures. Their full report is included in the portfolio's annual report (see back cover).

                                                        11/1/97-      11/1/96 -     7/1/96 -
                                                       10/31/98      10/31/97     10/31/96
--------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------
 Net asset value at beginning of period                  00.00        00.00        00.00
                                                         -------------------------------
 Income from investment operations:
    Net investment income                                00.00        00.00        00.00
    Net realized and unrealized gain on investments      00.00        00.00        00.00
                                                         -------------------------------
    Total income from investment operations              00.00        00.00        00.00
 Less distributions:
    Dividends from net investment income                (00.00)      (00.00)      (00.00)
                                                         -------------------------------
 NET ASSET VALUE AT END OF PERIOD                        00.00        00.00        00.00
                                                         ===============================

 Total return (%)                                        00.00        00.00        00.00


 RATIOS/SUPPLEMENTAL DATA (%)
---------------------------------------------------------------------------------------------
Ratio of actual operating expenses to average net assets        00.00       00.00      00.00 1
Expense reductions reflected in above ratio                     00.00       00.00      00.00
Ratio of net investment income to average net assets            00.00       00.00      00.00 1
Portfolio turnover rate                                         00.00       00.00      00.00
Net assets, end of period ($ x 1,000,000)                       00          00         00


1 Annualized.

ANALYTICS FUND

FUND MANAGEMENT

The fund's investment adviser, Charles Schwab Investment Management, Inc., has more than $X.X billion under management.

THE INVESTMENT ADVISER for the Schwab Analytics Fund(R) is Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. Founded in 1989, the firm today serves as investment adviser for all of the SchwabFunds.(R) The firm manages assets for more than XX million shareholder accounts. (All figures on this page are as of 10/31/98.)

As the investment adviser, the firm oversees the asset management and administration of the Schwab Analytics Fund. As compensation for these services, the firm receives a management fee from the fund. For the 12 months ended 10/31/98, these fees were 0.00%. This figure, which is expressed as a percentage of the fund's average daily net assets, represents the actual amount paid, including the effects of reductions. A portion of the management fee is used to pay the subadviser.

THE SUBADVISER is Symphony Asset Management, Inc., 555 California Street, San Francisco, CA 94104. Founded in 1994, Symphony is owned by BARRA, Inc., which was founded in 1975 and is a leading provider of analytical models. Symphony and its affiliates currently have more than $X.X billion under management.

GERI HOM, a vice president of the investment adviser, has overall responsibility for fund management. She joined the firm in 1995, and has nearly 20 years of experience in equity management.

PRAVEEN GOTTIPALLI handles the fund's day-to-day management and has been Director of Investment for the subadviser since 1994. Prior to this position, he was at BARRA, Inc. for nine years.

YEAR 2000 AND EURO CONVERSION ISSUES

Two issues with the potential to disrupt fund operations and affect performance are the inability of some computers to recognize the year 2000 and the conversion of certain European currencies to the euro beginning 1/1/99.

The investment adviser will continue to take steps to enable its systems to handle these changes. With regard to the year 2000 problem, the investment adviser also is seeking assurances that its service providers and business partners are taking similar steps as well. However, it is impossible to know in advance exactly how either of these issues will affect fund administration, fund performance or securities markets in general.

                                FUND MANAGEMENT

                              INVESTING IN THE FUND

As a SchwabFunds(R) investor, you have a number of WAYS TO DO BUSINESS with us.

On the following pages, you will find information on buying, selling and exchanging shares using the method that is most convenient for you. You also will see how to choose a distribution option for your investment. Helpful information on taxes is included as well.

                             INVESTING IN THE FUND

BUYING SHARES

Shares of the fund may be purchased through a Schwab brokerage account or through certain third-party investment providers, such as other financial institutions, investment professionals and workplace retirement plans.

The information below is for Schwab brokerage account investors. If you are investing through a third-party investment provider, some of the instructions, minimums and policies may be different. Some investment providers may charge transaction or other fees. Contact your investment provider for more information.

 STEP 1
--------------------------------------------------------------------------------


 DECIDE HOW MUCH YOU WANT TO INVEST.

 MINIMUM INITIAL INVESTMENT   MINIMUM ADDITIONAL INVESTMENTS     MINIMUM BALANCE
--------------------------------------------------------------------------------
 $1,000                       $100                               $500
 ($500 for retirement and                                        ($250 for retirement and
 custodial accounts)                                              custodial accounts)

 STEP 2
--------------------------------------------------------------------------------

CHOOSE AN OPTION FOR FUND DISTRIBUTIONS. The three options are described below. If you don't indicate a choice, you will receive the first option.

 OPTION             FEATURES
---------------------------------------------------------------------------
 Reinvestment       All dividends and capital gain distributions are invested
                    automatically in shares of your fund.


----------------------------------------------------------------------------
 Cash/reinvestment  You receive payment for dividends, while any capital gain
 mix                distributions mix are invested in shares of your fund.


-----------------------------------------------------------------------------
 Cash You receive payment for all dividends and capital gain distributions.

 STEP 3
-----------------------------------------------------------------------------

PLACE YOUR ORDER. Use any of the methods described at right. Make checks payable to Charles Schwab and Co., Inc.


SCHWAB ACCOUNTS

Different types of Schwab brokerage accounts are available, with varying account opening and balance requirements. Some Schwab brokerage account features can work in tandem with features offered by the fund.

For example, when you sell shares in a fund, the proceeds automatically are paid to your Schwab brokerage account. From your account, you can use features such as MoneyLink, which lets you move money between your brokerage accounts and bank accounts, and Automatic Investment Plan (AIP), which lets you set up periodic investments.

For more information on Schwab brokerage accounts, call 800-435-4000 or visit the Schwab web site at www.schwab.com.

                             INVESTING IN THE FUND

SELLING/EXCHANGING SHARES

Use any of the methods described below to sell shares of the fund.

When selling or exchanging shares, please be aware of the following policies:

-   Proceeds from a sale may take up to seven days to be paid to your account.

- If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

- Exchange orders must meet the minimum investment and other requirements for the fund and, if applicable, the share class into which you are exchanging.

- You will need to obtain and read the prospectus for the fund into which you are exchanging prior to placing your order.

WHEN PLACING ORDERS

With every order to buy, sell or exchange shares, you will need to include the following information:


-   Your name

- Your account number (for SchwabLink transactions, include the master account and subaccount numbers)

-   The name of the fund whose shares you want to buy or sell

- The dollar amount or number of shares you would like to buy, sell or exchange

- For exchanges, the name of the fund into which you want to exchange and the distribution option you prefer

-   When selling shares, how you would like to receive the proceeds

    Please note that orders to buy, sell or exchange become irrevocable at the time you mail them.

METHODS FOR PLACING ORDERS

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

SCHWABLINK
Investment professionals should follow the transaction instructions in the SchwabLink manual; for technical assistance, call 800-367-5198.

MAIL
Write to SchwabFunds at:
101 Montgomery Street, San Francisco, CA 94104

When selling or exchanging shares, be sure to include the signature of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab branch office.

INVESTING IN THE FUND                  11

TRANSACTION POLICIES

THE FUND IS OPEN FOR BUSINESS EACH DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. Orders to buy, sell or exchange shares made in accordance with the fund's policies prior to the close of business (generally 4 p.m. Eastern time) will be executed that day.

THE FUND CALCULATES ITS SHARE PRICES EACH BUSINESS DAY, after the close of the NYSE. The fund's share price is its net asset value per share, or NAV, which is the fund's net assets divided by the number of its shares outstanding. Each order to buy, sell or exchange shares made in accordance with the fund's policies is executed at the next share price calculated.

In valuing its securities, the fund uses market quotes if they are readily available. In cases where quotes are not readily available, the fund may value securities based on fair values developed using methods approved by the fund's Board of Trustees.

THE FUND AND SCHWAB RESERVE CERTAIN RIGHTS, including the following:

- To automatically redeem your shares if the account they are held in is closed for any reason or your balance falls below the minimum for your share class as a result of selling or exchanging your shares

- To modify or terminate the exchange privilege upon 60 days' written notice to shareholders

- To refuse any purchase or exchange order, including those that appear to be associated with short-term trading activities

-   To change or waive the fund's investment minimums

- To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC

-   To withdraw or suspend any part of the offering made by this prospectus

                                       12
                                                           INVESTING IN THE FUND

DISTRIBUTIONS AND TAXES

ANY INVESTMENT IN THE FUND TYPICALLY INVOLVES SEVERAL TAX CONSIDERATIONS. The information below is meant as a general summary for U.S. citizens and residents. Because each person's tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service (IRS) web site at www.irs.ustreas.gov.

AS A SHAREHOLDER, YOU ARE ENTITLED TO YOUR SHARE OF THE DIVIDENDS AND GAINS YOUR FUND EARNS. Every year, the fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. These distributions typically are paid in December to all shareholders of record.

UNLESS YOU ARE INVESTING THROUGH A TAX-DEFERRED OR ROTH RETIREMENT ACCOUNT, YOUR FUND DISTRIBUTIONS GENERALLY HAVE TAX CONSEQUENCES. The fund's net investment income and short-term capital gains are distributed as dividends and are taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash.

GENERALLY, ANY SALE OF YOUR SHARES IS A TAXABLE EVENT. A sale may result in a capital gain or loss for you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares longer. For tax purposes, an exchange between funds is considered a sale.

AT THE BEGINNING OF EVERY YEAR, THE FUND PROVIDES SHAREHOLDERS WITH INFORMATION DETAILING THE TAX STATUS OF ANY DISTRIBUTIONS the fund paid during the previous calendar year. Schwab brokerage account customers also receive information on distributions and transactions in their monthly account statements.

SCHWAB BROKERAGE ACCOUNT CUSTOMERS WHO SELL FUND SHARES typically will receive a report that calculates their gain or loss using the "average cost" single-category method. This information is not reported to the IRS, and you still have the option of calculating gains or losses using any other methods permitted by the IRS.

MORE ON DISTRIBUTIONS

If you are investing through a taxable account and purchase shares of a fund just before it declares a distribution, you may receive a portion of your investment back as a taxable distribution. This is because when a fund makes a distribution, the share price is reduced by the amount of the distribution.

You can avoid "buying a dividend," as it is often called, by finding out if a distribution is imminent and waiting until afterwards to invest. Of course, you may decide that the opportunity to gain a few days of investment performance outweighs the tax consequences of buying a dividend.



                                       13
INVESTING IN THE FUND

                                     NOTES

                                       14 NOTES

TO LEARN MORE

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources.

SHAREHOLDER REPORTS, which are mailed to current fund investors, discuss recent performance and fund holdings.

The STATEMENT OF ADDITIONAL INFORMATION (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

You can obtain copies of these documents by contacting SchwabFunds(R) or the SEC. All materials from SchwabFunds are free; the SEC charges a duplicating fee. You also can review these materials in person at the Securities and Exchange Commission's Public Reference Room.

SCHWABFUNDS
101 Montgomery Street
San Francisco, CA 94104
800-435-4000
www.schwab.com/schwabfunds

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549-6009
800-SEC-0330 (Public Reference Section)
www.sec.gov

SEC FILE NUMBER
Schwab Analytics Fund            811-7704

                                                                          SCHWAB
                                                               ANALYTICS FUND(R)

                                                                      PROSPECTUS

                                                               February 28, 1999

                                                                  SCHWABFUNDS(R)

MKT3758FLT

                       STATEMENT OF ADDITIONAL INFORMATION

                        SCHWAB MARKETTRACK PORTFOLIOS(TM)
                              ALL EQUITY PORTFOLIO
                                GROWTH PORTFOLIO
                               BALANCED PORTFOLIO
                             CONSERVATIVE PORTFOLIO

                                FEBRUARY 28, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the portfolios' prospectus dated February 28, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the portfolios at 101 Montgomery Street, San Francisco, California 94104. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.

The portfolios' most recent annual report is a separate document supplied with the SAI and includes the audited financial statements, which are incorporated by reference into this SAI.

The portfolios are series of Schwab Capital Trust (the trust).

                                TABLE OF CONTENTS
                                                                            Page
INVESTMENT OBJECTIVES, SECURITIES, STRATEGIES, RISKS
AND LIMITATIONS................................................................2
MANAGEMENT OF THE PORTFOLIOS..................................................15
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................18
INVESTMENT ADVISORY AND OTHER SERVICES........................................19
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................21
DESCRIPTION OF THE TRUST......................................................22
PURCHASE, REDEMPTION AND PRICING OF SHARES....................................23
TAXATION......................................................................24
CALCULATION OF PERFORMANCE DATA...............................................26

INVESTMENT OBJECTIVES, SECURITIES, STRATEGIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Each portfolio's investment objective may be changed only by vote of a majority of its shareholders.

ALL EQUITY PORTFOLIO seeks high capital growth over the long term.

GROWTH PORTFOLIO seeks high capital growth with less volatility than an all stock portfolio.

BALANCED PORTFOLIO seeks maximum total return, including both capital growth and income.

CONSERVATIVE PORTFOLIO seeks income and more growth potential than an all bond fund.

The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a portfolio's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a portfolio's investment policies and limitations.

                UNDERLYING FUND INVESTMENTS, SECURITIES AND RISKS

The portfolios' underlying fund investments, the different types of securities the underlying funds typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by underlying funds are currently known. Not all underlying funds discussed below are eligible investments for each portfolio. A portfolio will invest in underlying funds that are intended to help achieve its investment objective.

MUTUAL FUNDS are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses. Each portfolio will normally invest mainly in other SchwabFunds(R), which are registered open-end investment companies.

STOCK FUNDS typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Although some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. The SchwabFunds(R) stock funds that the portfolios may currently invest in are the Schwab S&P 500 Fund, Schwab Small-Cap Index Fund(R) and Schwab International Index Fund(R) or Schwab Equity Index Funds. A stock fund's other investments and use of investment techniques also will affect its performance and portfolio value.

SMALL-CAP STOCK FUNDS seek capital growth and invest primarily in equity securities of companies with smaller market capitalization. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors. The SchwabFunds small-cap stock fund that the portfolios may currently invest in is the Schwab Small-Cap Index Fund.

INTERNATIONAL STOCK FUNDS seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Although some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts. The SchwabFunds international stock fund that the portfolios may currently invest in is the Schwab International Index Fund.

BOND FUNDS seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and may affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all. The SchwabFunds(R) bond fund that the portfolios may currently invest in is the Schwab Total Bond Market Index Fund.

MONEY MARKET FUNDS typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker's acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when issued basis. The SchwabFunds money market fund that the portfolios may currently invest in is the Schwab Value Advantage Money Fund(R).

                        INVESTMENTS, STRATEGIES AND RISKS

The different types of securities the underlying funds typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by underlying funds are currently known. Each portfolio also may invest in securities other than shares of SchwabFunds, such as stocks, bonds and money market securities, and engage in certain investment techniques. Not all securities or techniques discussed below are eligible investments for each portfolio. A portfolio will make investments that are intended to help achieve its investment objective.

ASSET-BACKED SECURITIES are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity. Sometimes the credit support for asset-backed securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.

BORROWING may subject a portfolio or underlying fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A portfolio or underlying fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each portfolio will not purchase securities while borrowings represent more than 5% of its total assets.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each portfolio will not concentrate its investments in a particular industry or group of industries, unless its underlying fund investments are so concentrated.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs," but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. Typically, longer-maturity bonds react to interest rate changes more severely than shorter-term bonds (all things being equal) but generally offer greater rate of interest. Variable and floating rate securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of the issuer.

Credit and liquidity supports may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts and demand features. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a portfolio or fund, and affect its share price.

Each portfolio and underlying fund may invest in investment-grade securities are medium- and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment grade are riskier, but may offer higher yields. These securities are sometimes referred to as "junk bonds." The market for these securities has historically been less liquid than for investment grade securities.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a portfolio or underlying fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. A portfolio or underlying fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a fund sells a security on a delayed-delivery basis, the portfolio does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund or underlying fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GSSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each portfolio and underlying fund is a series of an open-end investment management company. Each portfolio and underlying fund is a diversified mutual fund.

EQUITY SECURITIES represent ownership interests in a corporation, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights or may carry limited voting rights, but normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, however, they do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of stockholders; preferred stockholders have claims senior to those of common stockholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are a type of security usually issued with bonds and preferred stock that entitles the holder to a proportionate amount of common stock at specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a portfolio or underlying fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the portfolios endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a portfolio or underlying fund containing foreign investments, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a portfolio or underlying fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a portfolio or underlying fund to miss attractive investment opportunities. Losses to a portfolio or underlying fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the portfolio.

Investments in the securities of foreign issuers are usually made and held in foreign currencies. In addition, the portfolios or underlying fund may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a portfolio or underlying fund to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a portfolio or underlying fund.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the upcoming conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union (EMU). Exchange rates between the U.S. dollar and the local currencies involved in the conversion may become more volatile as the conversion date of January 1, 1999 approaches. There also may be increased volatility in the exchange rates for currencies of other European countries. After January 3, 1999, the euro will be the official currency of the EMU, the rate of exchange will have been set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories will price, trade and settle in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift away from European countries, thereby making the European market less liquid. All of these factors could affect the value of the portfolios' investments and/or increase its expenses. While the investment advisor is taking steps to minimize the impact of the conversion on the portfolios, it is not possible to know precisely what impact the conversion will have on the portfolios, if any, nor is it possible to eliminate the risks completely.

Securities that are acquired by a portfolio outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market, are not considered illiquid provided that: (1) the portfolio acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (2) the portfolio reasonably believes it can readily dispose of the securities readily in the foreign trading market or for cash in the United States, or (3) foreign market and current market quotations are readily available. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, a portfolio or underlying fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but waiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the portfolio or fund settles its securities transactions in the future.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A portfolio or underlying fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission CFTC licenses and regulates on foreign exchanges.

Each portfolio and underlying fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a portfolio or underlying fund may purchase futures contracts. Such transactions allow the portfolio or underlying fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the portfolios or underlying funds may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell.

When buying or selling futures contracts, a portfolio or underlying fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" are made at least daily as the value of the futures contracts fluctuate. This process is known as "marking-to-market." The margin amount will be returned to the portfolio or underlying fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Each portfolio's or underlying fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5 % of its net assets. Because margin requirements are normally only a fraction of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, each portfolio will segregate assets in a separate account in an amount equal to the notional value of its outstanding futures contracts.

While the portfolios and underlying funds intend to purchase and sell futures contracts in order to simulate full investment their respective indices, there are risks associated with these transactions. Adverse market movements could cause a portfolio or underlying fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the portfolio or underlying fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, a fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a fund seeks to close out a futures position. If the underlying fund is unable to close out its position and prices move adversely, it would have to continue to make daily cash payments to maintain its margin requirements. If the portfolio or underlying fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the portfolio of underlying fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The portfolios and underlying funds seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the portfolio or underlying fund has valued the instruments. The liquidity of a portfolio's or underlying fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

INDEXING STRATEGIES involve tracking the investments and, therefore, performance of an index. Each Schwab Equity Index Fund normally will invest at least 80% of its total assets in the securities of its index. The Schwab Total Bond Market Index Fund normally will invest at least 65% of its total assets in the securities of its index. Moreover, each fund will invest so that its portfolio performs similarly to that of its index. Each fund tries to generally match its holdings in a particular security to its weight in the index. Each fund will seek a correlation between its performance and that of its index of 0.90 or better. A perfect correlation of 1.0 is unlikely as the funds incur operating and trading expenses unlike their indices. A fund may rebalance its holdings in order to track its index more closely. In the event its intended correlation is not achieved, the board of trustees will consider alternative arrangements for a fund.

LENDING of portfolio securities is a common practice in the securities industry. A portfolio or underlying fund will engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities. A portfolio or underlying fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits. Certificates of deposit are certificates issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Banker's acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a portfolio or fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

MORTGAGE-BACKED SECURITIES represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. The portfolios may purchase mortgage-related securities at a premium or at a discount. When interest rates rise, extension risk increases and may affect the value of a portfolio or underlying fund. Principal and interest payments on the mortgage-related securities are guaranteed by the government to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a portfolio's shares.

OTHER SECURITIES. Under certain circumstances, an underlying fund may make payment of a redemption by a portfolio wholly, or in part, by a distribution in-kind of securities from its portfolio rather than payment in cash. In such a case, the portfolio may hold the securities distributed until the investment advisor determined that it was appropriate to sell them.

REPURCHASE AGREEMENTS. Repurchase agreements involve a Fund buying securities (usually U.S. Government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a portfolio or underlying fund, under the direction and supervision of the board of trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a portfolio or underlying fund invests in restricted securities that are deemed liquid, is general level of illiquidity may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SMALL-CAP STOCKS are common stocks issued by U.S. operating companies with market capitalizations that place them within the second-largest 1,000 such companies, as measured by the Small-Cap Index.(R) Historically, small-cap stocks have been riskier than stocks issued by large- or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid cap stocks, and a portfolio's or underlying fund's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a portfolio or underlying fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a portfolio's or underlying fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a portfolio or underlying fund that invests in small-cap stocks may change sharply during the short term and long term.

SWAP AGREEMENTS are an exchange of one security for another. A swap may be entered into in order to help a portfolio or underlying fund track an index, or to change its maturity, to protect its value from changes in interest rates or to expose it to a different security or market. These agreements are subject to the risk that the counterparty will not fulfill its obligations. The risk of loss in a swap agreement can be substantial due to the degree of leverage that can be involved. In order to help minimize this risk, a portfolio or underlying fund will segregate appropriate assets as necessary.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other fixed-income securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OR EACH PORTFOLIO'S SHAREHOLDERS.

THE ALL EQUITY PORTFOLIO MAY:

1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act.

2) Not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder.

3) Purchase or sell commodities, commodities contracts or real estate, lend or borrow money, issue senior securities, underwrite securities, or pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE FUNDAMENTAL POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act, a diversified investment management company, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities.

Borrowing. The 1940 Act presently restricts an investment management company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, an investment management company may make loans only if expressly permitted by its investment policies.

Concentration. The 1940 Act presently defines concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

EACH OF THE GROWTH PORTFOLIO, BALANCED PORTFOLIO AND CONSERVATIVE PORTFOLIO MAY
NOT:

1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

2) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry.

3) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

4) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the trust or the investment advisor individually own beneficially more than one-half of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each portfolio may (1) purchase securities of companies that deal in real estate or interests therein, (2) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts and (3) purchase securities of companies that deal in precious metals or interests therein.

6) Invest for the purpose of exercising control or management of another issuer.

7) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

8) Lend money to any person, except that each portfolio may (1) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are distributed publicly or customarily purchased by institutional investors, and (2) lend its portfolio securities.

9) Borrow money or issue senior securities, except that each portfolio may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that each portfolio will not purchase securities while borrowings represent more than 5% of its total assets.

10) Pledge, mortgage or hypothecate any of its assets, except that, to secure allowable borrowings, each portfolio may do so with respect to no more than one-third of the value of its total assets.

11) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS FOR EACH PORTFOLIO.

EACH PORTFOLIO MAY NOT:

1) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities. The definition of "securities" does not include cash and cash items (including receivables), government securities and the securities of other investment companies, including private investment companies and qualified purchaser funds.

2) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a portfolio in units or attached to other securities are deemed to be without value.

3) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the portfolio's net assets.

4)       Make short sales, except for short sales against the box.

5) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

6) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

ALL EQUITY PORTFOLIO MAY NOT:

1) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

2) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the trust or the investment advisor individually own beneficially more than one-half of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

3) Invest for the purpose of exercising control or management of another issuer.

4) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

Except with respect to investments in futures and options contracts and illiquid securities, later changes in values do not require a portfolio to sell the investment even if it portfolio could not then make the same investment.

                          MANAGEMENT OF THE PORTFOLIOS

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment advisor), are as follows:

                                        POSITION(S) WITH          PRINCIPAL OCCUPATIONS &
NAME/DATE OF BIRTH                      THE TRUSTS                AFFILIATIONS
-------------------------------------   -----------------------   --------------------------------------------------
CHARLES R. SCHWAB*                      Chairman and Trustee      Chairman, Co-Chief Executive Officer and
July 29, 1937                                                     Director, The Charles Schwab Corporation;
                                                                  Chairman, Chief Executive Officer and
                                                                  Director, Charles Schwab Holdings,
                                                                  Inc.; Chairman and Director, Charles Schwab
                                                                  & Co., Inc., Charles Schwab Investment
                                                                  Management, Inc., The Charles Schwab
                                                                  Trust Company and Schwab Retirement
                                                                  Plan Services, Inc.; Chairman and Director
                                                                  (current board positions), and Chairman
                                                                  (officer position) until December 1995, Mayer &
                                                                  Schweitzer, Inc. (a securities brokerage
                                                                  subsidiary of The Charles Schwab Corporation);
                                                                  Director, The Gap, Inc. (a clothing retailer),
                                                                  Transamerica Corporation (a financial services
                                                                  organization), AirTouch Communications (a
                                                                  telecommunications company) and Siebel Systems
                                                                  (a software company).

STEVEN L. SCHEID*+                      President and Trustee     Executive Vice President and Chief Financial
June 28, 1953                                                     Officer, The Charles Schwab Corporation;
                                                                  Enterprise President - Financial Products and
                                                                  Services and Chief Financial Officer, Charles Schwab
                                                                  & Co., Inc.; Chief Executive Officer, Chief
                                                                  Financial Officer and Director, Charles Schwab
                                                                  Investment Management, Inc. From 1994 to 1996, Mr.
                                                                  Scheid was Executive Vice President of Finance for
                                                                  First Interstate Bancorp and Principal Financial
                                                                  Officer from 1995 to 1996. Prior to 1994, Mr. Scheid was
                                                                  Chief Financial Officer, First Interstate
                                                                  Bank of Texas.

DONALD F. DORWARD                       Trustee                   Executive Vice President and Managing Director,
September 23, 1931                                                Grey Advertising.  From 1990 to 1996, Mr.
                                                                  Dorward was President and Chief Executive Officer,
                                                                  Dorward & Associates (advertising and
                                                                  marketing/consulting firm).

----------
* This trustee is an "interested person" of the trusts.
+ Effective August 18, 1998, Mr. Scheid was elected as President and Trustee.

ROBERT G. HOLMES                        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                                      Semloh Financial, Inc. (international financial
                                                                  services and investment advisory firm).

DONALD R. STEPHENS                      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                                     (investments) and Chairman and Chief Executive
                                                                  Officer of North American Trust (real estate
                                                                  investment trust).


MICHAEL W. WILSEY                       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                                   Wilsey Bennett, Inc. (truck and air
                                                                  transportation, real estate investment,
                                                                  management and investments).

TAI-CHIN TUNG                           Treasurer and Principal   Vice President, Treasurer and Controller,
March 7, 1951                           Financial Officer         Charles Schwab Investment Management, Inc.  From
                                                                  1994 to 1996, Ms. Tung was Controller for
                                                                  Robertson Stephens Investment Management,
                                                                  Inc. From 1993 to 1994, she was Vice President of
                                                                  Fund Accounting, Capital Research and
                                                                  Management Co.

WILLIAM J. KLIPP*                       Executive Vice            Executive Vice President, SchwabFunds(R),
December 9, 1955                        President, Chief          Charles Schwab & Co., Inc.; President and Chief
                                        Operating Officer and     Operating Officer, Charles Schwab Investment
                                        Trustee                   Management, Inc.

STEPHEN B. WARD                         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955                           and Chief Investment      Officer, Charles Schwab Investment Management,
                                        Officer                   Inc.

FRANCES COLE                            Secretary                 Senior Vice President, Chief Counsel and
September 9, 1955                                                 Assistant Corporate Secretary, Charles Schwab
                                                                  Investment Management, Inc.

Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

----------
* This trustee is an "interested person" of the trust.

Each portfolio is overseen by a board of trustees. The board of trustees meets regularly to review each portfolio's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of the portfolio's shareholders. The following table provides information as of October 31, 1998, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 38 funds as of October 31, 1998.

                                                                            Pension or           ($)
                                      ($)                                   Retirement          Total
Name of                       Aggregate Compensation                         Benefits        Compensation
Trustee                         from each portfolio                         Accrued as        from Fund
                                                                              Part of          Complex
                                                                             Portfolio
                                                                             Expenses
                  ----------------------------------------------------
                  All Equity   Growth       Balanced     Conservative
                  Portfolio    Portfolio    Portfolio    Portfolio
---------------------------------------------------------------------------------------------------------
Charles R.        0            0            0            0                  N/A              0
Schwab

Tom D. Seip 1     0            0            0            0                  N/A              0

Steven L.
Scheid 2

William J.        0            0            0            0                  N/A              0
Klipp,

Donald F.                                                                   N/A
Dorward

Robert G.                                                                   N/A
Holmes

Donald R.                                                                   N/A
Stephens

Michael W.                                                                  N/A
Wilsey

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 1, 1999, [VAR: QLEGAL: name of person or entity and the jurisdiction under the laws of which it is organized and all parent companies] control the [VAR: Fund Name] through ownership of [VAR: QLEGAL: x.x%] securities or other basis of control.]

As of February 1, 1999, the officers and trustees of the trust(s), as a group owned of record or beneficially [VAR: QLEGAL: x.x% / less than 1%] of the outstanding voting securities of each portfolio.

As of February 1, 1999 , the [VAR: QLEGAL: name of entity or person] directly or beneficially owned, [VAR: QLEGAL: x.xx%] of shares of the [VAR: Fund Name / Class Name].

----------
1  Effective May 15, 1998 Mr. Seip resigned as President and trustee.
2  Effective August 18, 1998, Mr. Scheid was elected as President and trustee.

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISOR

Charles Schwab Investment Management, Inc. (CSIM or the investment advisor), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the portfolios' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment advisor and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment advisor and Schwab.

Year 2000 presents uncertainties and possible risks to the smooth operations of the portfolios and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the portfolios' and their service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the portfolios could be material. The portfolios' investment adviser is taking steps to minimize the risks of year 2000 for the portfolios, including seeking assurances from the portfolios' service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the portfolios, however, minimizing year 2000 risk for the portfolios is a priority of the investment advisor.

For its advisory and administrative services to the portfolios, the investment advisor is entitled to receive a graduated annual fee, payable monthly, of 0.74% of each portfolio's average daily net assets not in excess of $1 billion, 0.69% of the next $1 billion and 0.64% of such net assets over $2 billion.

The investment advisor and Schwab have guaranteed that, through at least February 28, 1999, the total operating expenses for each portfolio, including the impact of underlying SchwabFunds investments, will not exceed 0.84% of its average daily net assets.

For the fiscal period of May 20, 1998, (commencement of operations) to October 31, 1998, the All Equity Portfolio paid investment advisory fees of $_____, (fees were reduced by $______).

For the fiscal years ended October 31, 1998 and 1997 and fiscal period of November 20, 1995 (commencement of operations) to October 31, 1996, the Growth Portfolio paid investment advisory fees of $______, $337,000 and $426,000 (fees were reduced by $____, $296,000 and $546,000), respectively.

For the fiscal years ended October 31, 1998 and 1997 and fiscal period ended of November 20, 1995, (commencement of operations) to October 31, 1996, the Balanced Portfolio paid investment advisory fees of $ ____, $219,000, $352,000 (fees were reduced by $___, $242,000 and $496,000), respectively.

For fiscal years ended October 31, 1998 and 1997 and fiscal period of November 20, 1995 (commencement of operations) to October 31, 1996, the Conservative Portfolio paid investment advisory fees of $___, $26,000 and $5,000 (fees were reduced by $____, $118,000 and $203,000), respectively.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the portfolios and is the trust's agent for the purpose of the continuous offering of the portfolios' shares. Each portfolio pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides portfolio information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the portfolios' prospectuses, financial reports and other informational literature about the portfolios . Schwab maintains the office space, equipment and personnel necessary to provide these services.

For the services performed as transfer agent under its contract with each portfolio, Schwab is entitled to receive an annual fee, payable monthly from each portfolio, in the amount of 0.05% of each portfolio's average daily net assets.

For the services performed as shareholder services agent under its contract with each portfolio, Schwab is entitled to receive an annual fee, payable monthly from each portfolio, in the amount of 0.20% of each portfolio's average daily net assets.

                          CUSTODIAN AND FUND ACCOUNTANT

Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, NY 11201, serves as custodian and SEI Fund Resources, One Freedom Valley Drive, Oaks, PA 19456, serves as fund accountant for the portfolios.

The custodians are responsible for the daily safekeeping of securities and cash held or sold by the portfolios. The accountants maintain all books and records related to each portfolio's transactions.

                             INDEPENDENT ACCOUNTANT

The portfolios' independent accountant, ______________, audits and reports on the annual financial statements the portfolios and review certain regulatory reports and each portfolio's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the trusts
engage it to do so. Their address is                                     .
Each portfolio's audited financial statements for the fiscal year ended October 31, 1998 are included in the portfolios' annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each portfolio's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as a 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions. Although brokerage commissions are generally not paid on purchases or sales of mutual fund shares.

The All Equity Portfolio's turnover rate for the fiscal period of May 20, 1998 (commencement of operations) to the fiscal year ended October 31, 1998 was ____%.

The Growth Portfolio's turnover rates for the fiscal years ended October 31, 1998 and 1997, were _____% and 113%, respectively.

The Balanced Portfolio's turnover rates for the fiscal years ended October 31, 1998 and 1997, were ____% and 104%, respectively.

The Conservative Portfolio's turnover rates for the fiscal years ended October 31, 1998 and 1997, were ____% and 104%, respectively.

The higher turnover rates for the portfolios are attributed to the portfolios' conversion from investing directly in securities to investments in other mutual funds index funds. The portfolios do not anticipate additional brokerage expenses due to these higher portfolio turnover rates. In addition, over the short- or intermediate term during the first year of operations, a portfolio may have a higher turnover rate as a result of building an investment portfolio.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for a portfolio, the investment advisor seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment advisor will generally select brokers and dealers for the portfolios primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

In assessing these criteria, the investment advisor will, among other things, monitor the performance of brokers effecting transactions for the portfolios to determine the effect, if any, that the portfolios' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the portfolios' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The portfolios will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment advisor may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment advisor when providing advisory services to other investment advisory clients, including mutual funds.

In an attempt to obtain best execution for the portfolios, the investment advisor may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the portfolios to trade directly with other institutional holders on a net basis. At times, this may allow the portfolios to trade larger blocks than would be possible trading through a single market maker.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the portfolios on securities exchanges, the investment advisor follows procedures, adopted by the board of trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                              BROKERAGE COMMISSIONS

For the fiscal period of May 20, 1998, (commencement of operations) to October 31, 1998, the All Equity Portfolio paid brokerage commissions of $___________.

For the fiscal years ended October 31, 1998 and 1997 and fiscal period of November 20, 1995 (commencement of operations) to October 31, 1996, the Growth Portfolio, paid brokerage commissions of $___________, $32,365 and $92,248, respectively.

For the fiscal years ended October 31, 1998 and 1997 and fiscal period of November 20, 1995 (commencement of operations) to October 31, 1996, the Balanced Portfolio, paid brokerage commissions of $___________, $27,084 and $48,733, respectively.

For the fiscal years ended October 31, 1998 and 1997 and fiscal period of November 20, 1995 (commencement of operations) to October 31, 1996, the Conservative Portfolio, paid brokerage commissions of $___________, $4,153 and $10,741, respectively.

                            DESCRIPTION OF THE TRUST

Each portfolio, is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each portfolio or share class. Each portfolio's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The portfolios may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person.

Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a portfolio could become liable for a misstatement in the prospectus or SAI about another portfolio.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                PURCHASING AND REDEEMING SHARES OF THE PORTFOLIOS

As long as the portfolios or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the portfolios' performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to your portfolio and request that your mailings not be consolidated.

The portfolios have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a portfolio. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares". A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

                                PRICING OF SHARES

In accordance with the 1940 Act, the underlying mutual funds are valued at their respective net asset values as determined by those funds. The underlying mutual funds that are money market funds may value their portfolio securities based on the value or amortized cost method. The other underlying mutual funds value their portfolio securities based on market quotes if they are readily available. The investment advisor assigns fair values to the portfolios' other investments in good faith under board of trustees guidelines. The board of trustees regularly reviews these values. Securities traded on stock exchanges are valued at the last quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices.

Securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Foreign securities for which the closing values are not readily available are valued at fair value as determined in good faith pursuant to the board of trustees' guidelines.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines adopted by the board of trustees. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value. The board of trustees regularly reviews any fair values assigned to portfolio securities.

                                    TAXATION

                   FEDERAL TAX INFORMATION FOR THE PORTFOLIOS

It is each portfolio's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, each portfolio expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a portfolio does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a portfolio is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A portfolio's transactions in futures contracts and forward foreign currency exchange transactions may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a portfolio, defer its losses, cause adjustments in the holding periods of the portfolio's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the portfolio's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The portfolios will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the portfolios and their shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the portfolios' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the portfolios. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a portfolio.

Any dividends declared by a portfolio in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gain distribution with respect to portfolio shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gain distribution, be treated as a long-term capital loss. For corporate investors in the portfolios, dividend distributions the portfolios designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the portfolios were regular corporations. Distributions by a portfolio also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the portfolios generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Income that the portfolios receive from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a portfolio has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to "pass through" to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in Code sections 901 and 904 (but not both). A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the portfolios will not have 50% of their assets invested in foreign securities at the close of their taxable years, and therefore will not be permitted to make this election. Also, to the extent a portfolios invests in an underlying mutual fund that elects to pass through foreign taxes, these portfolios will not be able to pass through the taxes paid by the underlying mutual fund. Each shareholder's respective pro rata share of foreign taxes the portfolio pays will, therefore, be netted against their share of the portfolio's gross income.

The portfolios may invest in a non-U.S. corporation that could be treated as a passive foreign investment company (PFIC) or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the portfolios do invest in PFICs, they may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the portfolios may be required to distribute amounts in excess of realized income and gains. To the extent that the portfolios do invest in foreign securities that are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the portfolios' shareholders. Therefore, the payment of this tax would reduce the portfolios' economic return from their PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

An underlying mutual fund may invest in non-U.S. corporations which would be treated as PFICs or become a PFIC. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying mutual fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying mutual fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying mutual fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the portfolios' economic return.


                         CALCULATION OF PERFORMANCE DATA

Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a portfolio made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, a portfolio assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates.

Average annual total returns for one year ended October 31, 1998 and since a portfolio's commencement of operations are stated below.

    Portfolio and             One Year             Life of the Portfolio
  Commencement Date
-----------------------------------------------------------------------------
All Equity (5/20/98)              %                         %
Growth (11/20/95)                 %                         %
Balanced (11/20/95)               %                         %
Conservative (11/20/95)           %                         %

A portfolio also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year end October 31, 1998.

Name of Portfolio and Date Portfolio        Cumulative Total Return From
Commenced Operations*                        Commencement of Operations
------------------------------------        ----------------------------
All Equity    (5/20/98)                                  %
Growth       (11/20/95)                                  %
Balanced     (11/20/95)                                  %
Conservative (11/20/95)                                  %

The performance of the portfolios may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices of investment performance, U.S. government obligations, bank certificates of deposit, the consumer price index information provided by proprietary and non-proprietary research services and other investments for which reliable data is available.

The portfolios also may compare their historical performance figures to the performance of indices similar to their asset categories and sub-categories, and to the performance of "blended indices" similar to the portfolios' strategies.

The indices and asset categories for large company stocks is the S&P 500 Index; for small company stocks, the Ibbottson, the BARRA Small-Cap Index and the Russell 2000(R) Index; for foreign stocks, the MSCI-EAFE Index; and for bonds the Ibbottson and Lehman Brothers Aggregate Bond indices.

                       STATEMENT OF ADDITIONAL INFORMATION

                       SCHWAB MARKETMANAGER PORTFOLIOS(TM)
                                GROWTH PORTFOLIO
                               BALANCED PORTFOLIO
                               SMALL CAP PORTFOLIO
                             INTERNATIONAL PORTFOLIO

                                FEBRUARY 28, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the portfolios' prospectus dated February 28, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the portfolios at 101 Montgomery Street, San Francisco, California 94104. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at: http://www.schwab.com/schwabfunds.

The portfolios' most recent annual report is a separate document supplied with the SAI and includes the portfolios' audited financial statements, which are incorporated by reference into this SAI.

The portfolios are a series of Schwab Capital Trust (the trust).

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES, SECURITIES, STRATEGIES,
RISKS AND LIMITATIONS.....................................................     2
MANAGEMENT OF THE PORTFOLIOS..............................................    17
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    20
INVESTMENT ADVISORY AND OTHER SERVICES....................................    21
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    22
DESCRIPTION OF THE TRUST..................................................    24
PURCHASE, REDEMPTION AND PRICING OF SHARES................................    25
TAXATION..................................................................    25
CALCULATION OF PERFORMANCE DATA...........................................    28

     INVESTMENT OBJECTIVES, SECURITIES, STRATEGIES, RISKS AND LIMITATIONS

                              INVESTMENT OBJECTIVES

Each portfolio's investment objective may be changed only by vote of a majority of its shareholders.

GROWTH PORTFOLIO seeks capital growth with less volatility than a portfolio comprised entirely of stock funds.

BALANCED PORTFOLIO seeks capital growth and income with less volatility than the Growth Portfolio.

SMALL CAP PORTFOLIO seeks long-term capital appreciation.

INTERNATIONAL PORTFOLIO seeks long-term capital appreciation.

The following investment securities, strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of a portfolio's acquisition of such security or asset unless otherwise noted. Thus, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with a portfolio's investment policies and limitations.

              UNDERLYING FUND INVESTMENTS, SECURITIES AND RISKS

The portfolios' underlying fund investments, the different types of securities the underlying funds typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by underlying funds are currently known. Not all underlying funds discussed below are eligible investments for each portfolio. A portfolio will invest in underlying funds that are intended to help achieve its investment objective.

MUTUAL FUNDS are registered investment companies, which may issue and redeem their shares on a continuous basis (open-end mutual funds) or may offer a fixed number of shares usually listed on an exchange (closed-end mutual funds). Mutual funds generally offer investors the advantages of diversification and professional investment management, by combining shareholders' money and investing it in various types of securities, such as stocks, bonds and money market securities. Mutual funds also make various investments and use certain techniques in order to enhance their performance. These may include entering into delayed-delivery and when-issued securities transactions or swap agreements; buying and selling futures contracts, illiquid and restricted securities and repurchase agreements and borrowing or lending money and/or portfolio securities. The risks of investing in mutual funds generally reflect the risks of the securities in which the mutual funds invest and the investment techniques they may employ. Also, mutual funds charge fees and incur operating expenses. Although the portfolios do not intend to pay any sales loads or transaction fees when buying underlying mutual funds.

The portfolios intend to purchase shares of mutual funds in compliance with the requirements of federal law or any applicable exemptive relief received from the Securities and Exchange Commission (SEC). Mutual fund investments for each portfolio are currently restricted under federal regulations, and therefore, the extent to which a portfolio may invest in another mutual fund may be limited. In addition, the portfolios intend to vote any proxies of underlying mutual funds in accordance with the instructions received, or in the same proportion as the vote of all other shareholders of the underlying mutual fund.

Each portfolio will normally invest at least 65% of its total assets in other mutual funds, including those available through Schwab's Mutual Fund OneSource(R) service.

OTHER FUNDS in which the portfolios may invest include unregistered or privately-placed funds, such as hedge funds and off-shore funds, and unit investment trusts. Hedge funds and off-shore funds are not registered with the Securities and Exchange Commission (SEC), and therefore are largely exempt from the regulatory requirements that apply to registered investment companies (mutual funds). As a result, these funds may have greater ability to make investments or use investment techniques that offer a higher degree of investment return, such as leveraging, which also may subject fund assets to substantial risk to the investment principal. These funds, while not regulated by the SEC like mutual funds, may be indirectly supervised by the sources of their assets, which tend to be commercial and investment banks and other financial institutions. Investments in these funds also may be more difficult to sell, which could cause losses to a portfolio. For example, hedge funds typically require investors to keep their investment in a hedge fund for some period of time, such as one month. This means investors would not be able to sell their shares until such time had past.

Each portfolio will normally invest no more than 35% of its total assets in other funds.

STOCK FUNDS typically seek growth of capital and invest primarily in equity securities. Other investments generally include debt securities, such as U.S. government securities, and some illiquid and restricted securities. Stock funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures and options contracts. Although some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like stocks of small companies or foreign issuers, or may focus in a specific industry or group of industries. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk. Stock risk is the risk that a stock may decline in price over the short or long term. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Some stocks, like small company and international stocks, are more sensitive to stock risk than others. Diversifying investments across companies can help to lower the stock risk of a portfolio. Market risk is typically the result of a negative economic condition that affects the value of an entire class of securities, such as stocks or bonds. Diversification among various asset classes, such as stocks, bonds and cash, can help to lower the market risk of a portfolio. A stock fund's other investments and use of investment techniques also will effect its performance and portfolio value.

The Growth Portfolio will normally invest at least 65% of its total assets in stock funds.

SMALL-CAP STOCK FUNDS seek capital growth and invest primarily in equity securities of companies with smaller market capitalization. Small-cap stock funds generally make similar types of investments and employ similar types of techniques as other stock funds, except that they focus on stocks issued by companies at the lower end of the total capitalization of the U.S. stock market. These stocks tend to be more volatile than stocks of companies of larger capitalized companies. Small-cap stock funds, therefore, tend to be more volatile than stock funds that invest in mid- or large-cap stocks, and are normally recommended for long-term investors.

The Small Cap Portfolio will normally invest at least 65% of its total assets in small-cap stock (equity) funds.

INTERNATIONAL STOCK FUNDS seek capital growth and invest primarily in equity securities of foreign issuers. Global stock funds invest primarily in equity securities of both domestic and foreign issuers. International and global stock funds generally make similar types of investments and employ similar types of investment techniques as other stock funds, except they focus on stocks of foreign issuers. Although some international stock and global stock funds invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing. International and global stock funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts.

The International Portfolio will normally invest at least 65% of its total assets in international stock (equity) funds.

SECTOR FUNDS are a sub-category of stock funds and typically seek capital appreciation. Sector funds invest in narrow segments of the economy, such as biotechnology, natural resources, automotive and real estate. Because these funds invest in narrow segments of the economy, they may experience higher price volatility and more exposure to industry risk than more diversified funds. Industry risk is the risk that the companies of a particular industry will experience a decline in the price of their stock. Sometimes a negative economic condition will affect a single industry or group of industries. For example, the automotive industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may affect the sale of automobiles and impact the value of the industries' securities. Diversifying investments across industries can help to reduce the industry risk of a portfolio.

BOND FUNDS seek high current income by investing primarily in debt securities, including U.S. government securities, corporate bonds, stripped securities and mortgage- and asset-backed securities. Other investments may include some illiquid and restricted securities. Bond funds typically may enter into delayed-delivery or when-issued securities transactions, repurchase agreements, swap agreements and futures contracts. Bond funds are subject to interest rate and income risks as well as credit and prepayment risks. When interest rates fall, the prices of debt securities generally rise, which may affect the values of bond funds and their yields. For example, when interest rates fall, issuers tend to pre-pay their outstanding debts and issue new ones paying lower interest rates. A bond fund holding these securities would be forced to invest the principal received from the issuer in lower yielding debt securities. Conversely, in a rising interest rate environment, prepayment on outstanding debt securities generally will not occur. This risk is known as extension risk and any affect the value of a bond fund if the value of its securities are depreciated as a result of the higher market interest rates. Bond funds also are subject to the risk that the issuers of the securities in their portfolios will not make timely interest and/or principal payments or fail to make them at all.

The portfolios intend to invest in bond funds that invest primarily in investment-grade debt securities, including U.S. government securities. The Balanced Portfolio will normally invest at least 25% of its total assets in bond funds.

INTERNATIONAL BOND FUNDS seek high current income by investing primarily in debt securities of foreign issuers. Global bond funds invest primarily in debt securities of all issuers, both domestic and foreign. International and global bond funds generally make similar types of investments and employ similar types of investment techniques as other bond funds, except they focus on debt securities of foreign issuers. Although some international bond and global bond funds may invest exclusively in foreign securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to risks associated with international investing. International and global bond funds also may invest in foreign currencies and depositary receipts and enter into futures and options contracts on foreign currencies and forward foreign currency exchange contracts.

BALANCED FUNDS must invest at least 25% of their assets in debt securities, and typically also invest substantial amounts in stocks. The stock portion of a balanced fund has the risk associated with stock investments, and the bond portion has the risks associated with bond investments.

MONEY MARKET FUNDS typically seek current income and a stable share price of $1.00 by investing in money market securities. Money market securities include commercial paper and short-term U.S. government securities, certificates of deposit, banker's acceptances and repurchase agreements. Some money market securities may be illiquid or restricted securities or purchased on a delayed-delivery or when-issued basis.

                 INVESTMENT SECURITIES, STRATEGIES AND RISKS

The different types of securities the underlying funds typically may invest in, the investment techniques they may use and the risks normally associated with these investments are discussed below. Not all investments that may be made by underlying funds are currently known. Each portfolio also may invest in securities other than fund shares, such as stocks, bonds and money market securities, and engage in certain investment techniques. Not all securities or techniques discussed below are eligible investments for each portfolio. A portfolio will make investments that are intended to help achieve its investment objective.

ASSET-BACKED SECURITIES are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash flows generated by the assets backing the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity. Sometimes the credit support for asset-backed securities is limited to the underlying assets, but, in other cases, may be provided by a third party via a letter of credit or insurance guarantee.

BORROWING may subject a portfolio or underlying fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A portfolio or underlying fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each portfolio will not purchase securities while borrowings represent more than 5% of its total assets.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. Each portfolio will not concentrate its investments in a particular industry or group of industries, unless its underlying fund investments are so concentrated.

DEBT SECURITIES are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically "IOUs", but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the "principal") until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. Typically, longer-maturity bonds react to interest rate changes more severely than shorter-term bonds (all things being equal) but generally offer greater rate of interest. Variable and floating rate securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security's value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full. While the demand feature is intended to reduce credit risks, it is not always unconditional, and may make the securities more difficult to sell quickly without losses. Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of the issuer.

Credit and liquidity supports may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic entities. Liquidity supports include puts and demand features. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. Changes in the credit quality of a support provider could cause losses to a portfolio or fund, and affect its share price.

Each portfolio and underlying fund may invest in investment-grade securities are medium- and high-quality securities, although some still possess varying degrees of speculative characteristics and risks. Debt securities rated below investment grade are riskier, but may offer higher yields. These securities are sometimes referred to as "junk bonds." The market for these securities has historically been less liquid than for investment grade securities.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a portfolio or fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the purchaser until the security is delivered. A portfolio will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When a portfolio or underlying fund sells a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the portfolio or underlying fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GSSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. Each portfolio is a series of an open-end investment management company. Each portfolio is a diversified mutual fund.

EMERGING OR DEVELOPING MARKETS exist in countries that are considered to be in the initial stages of industrialization. The risks of investing in these markets are similar to the risks of international investing in general, although the risks are greater in emerging and developing markets. Countries with emerging or developing securities markets tend to have economic structures that are less stable than countries with developed securities markets. This is because their economies may be based on only a few industries and their securities markets may trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries historically have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

EQUITY SECURITIES represent ownership interests in a corporation, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights or may carry limited voting rights, but normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, however, they do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of stockholders; preferred stockholders have claims senior to those of common stockholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are a type of security usually issued with bonds and preferred stock that entitles the holder to a proportionate amount of common stock at specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a portfolio or underlying fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the portfolios endeavor to achieve the most favorable overall results on portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of a portfolio or underlying fund containing foreign investments, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a portfolio or underlying fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause a portfolio to miss attractive investment opportunities. Losses to a portfolio or underlying fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the portfolio or underlying fund.

Investments in the securities of foreign issuers are usually made and held in foreign currencies. In addition, the portfolios or underlying funds may hold cash in foreign currencies. These investments may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may cause a portfolio to incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a portfolio.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the upcoming conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union ("EMU"). Exchange rates between the U.S. dollar and the local currencies involved in the conversion may become more volatile as the conversion date of January 1, 1999 approaches. There also may be increased volatility in the exchange rates for currencies of other European countries. After January 3, 1999, the euro will be the official currency of the EMU, the rate of exchange will have been set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories will price, trade and settle in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift away from European countries, thereby making the European market less liquid. All of these factors could affect the value of the portfolios' investments and/or increase its expenses. While the investment advisor is taking steps to minimize the impact of the conversion on the portfolios, it is not possible to know precisely what impact the conversion will have on the portfolios, if any, nor is it possible to eliminate the risks completely.

Securities that are acquired by a portfolio outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market, are not considered illiquid provided that the portfolio: (1) acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (2) reasonably believes it can readily dispose of the securities readily in the foreign trading market or for cash in the United

States, or (3) foreign market and current market quotations are readily available. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS involve the purchase or sale of foreign currency at an established exchange rate, but with payment and delivery at a specified future time. Many foreign securities markets do not settle trades within a time frame that would be considered customary in the U.S. stock market. Therefore, a portfolio or underlying fund may engage in forward foreign currency exchange contracts in order to secure exchange rates for portfolio securities purchased or sold, but waiting settlement. These transactions do not seek to eliminate any fluctuations in the underlying prices of the securities involved. Instead, the transactions simply establish a rate of exchange that can be expected when the portfolio or underlying fund settles its securities transactions in the future.

Underlying funds also may engage in forward foreign currency exchange contracts to protect the value of specific portfolio positions, which is called "position hedging." When engaging in position hedging, an underlying fund may enter into forward foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities that the underlying fund expects to purchase).

Buying and selling foreign currency exchange contracts involve costs and may result in losses. The ability an underlying fund to engage in these transactions may be limited by tax considerations. Although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency. Transactions in these contracts involve certain other risks. Unanticipated fluctuations in currency prices may result in a poorer overall performance for the underlying funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the underlying fund's holdings of securities denominated in a particular currency and forward contracts into which the underlying fund enters. Such imperfect correlation may cause an underlying fund to sustain losses, which will prevent it from achieving a complete hedge or expose it to risk of foreign exchange loss. Losses to an underlying fund will affect the performance of a portfolio.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. A portfolio may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Future Trading Commission (the "CFTC") licenses and regulates on foreign exchanges.

Each portfolio must maintain a small portion of its assets in cash to process shareholder transactions in and out of it to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance a portfolio may purchase futures contracts. Such transactions allow the portfolio's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. Also, the portfolios may purchase or sell futures contracts on a specified foreign currency to "fix" the price in U.S. dollars of the foreign security it has acquired or sold or expects to acquire or sell. The underlying funds may enter into futures contracts for these or these or other reasons.

When buying or selling futures contracts, a portfolio or underlying fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" are made at least daily as the value of the futures contracts fluctuate. This process is known as "marking-to-market." The margin amount will be returned to the portfolio or underlying fund upon termination of the futures contracts assuming all contractual obligations are satisfied. Each portfolio's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets. Because margin requirements are normally only a fraction of the amount of the futures contracts in a given transaction, futures trading can involve a great deal of leverage. In order to avoid this, each portfolio will segregate assets in a separate account in an amount equal to the notional value of its outstanding futures contracts.

While the portfolios intend to purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause a portfolio or underlying fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the portfolio or underlying fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, portfolios and the underlying funds incur transaction costs (i.e. brokerage fees) when engaging in futures trading.

When interest rates are rising or securities prices are falling, the portfolios and the underlying funds may seek, through the sale of futures contracts, to offset a decline in the value of their current portfolio securities. When rates are falling or prices are rising, the portfolios and the underlying funds, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, the portfolios and the underlying funds may sell futures contracts on a specified currency to protect against a decline in the value of that currency and their portfolio securities that are denominated in that currency. The portfolios and the underlying funds may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the portfolios and the underlying funds have acquired or expect to acquire.

Futures contracts normally require actual delivery or acquisition of an underlying security or cash value of an index on the expiration date of the contract. In most cases, however, the contractual obligation is fulfilled before the date of the contract by buying or selling, as the case may be, identical futures contracts. Such offsetting transactions terminate the original contracts and cancel the obligation to take or make delivery of the underlying securities or cash. There may not always be a liquid secondary market at the time a portfolio or underlying fund seeks to close out a futures position. If a portfolio or underlying fund is unable to close out its position and prices move adversely, the portfolio or underlying fund would have to continue to make daily cash payments to maintain its margin requirements. If the portfolio or underlying fund had insufficient cash to meet these requirements it may have to sell portfolio securities at a disadvantageous time or incur extra costs by borrowing the cash. Also, the portfolio or underlying fund may be required to make or take delivery and incur extra transaction costs buying or selling the underlying securities. The portfolios seek to reduce the risks associated with futures transactions by buying and selling futures contracts that are traded on national exchanges or for which there appears to be a liquid secondary market.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the portfolio or underlying fund has valued the instruments. The liquidity of investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

LENDING of portfolio securities is a common practice in the securities industry. A portfolio will engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to mutual funds. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities. A portfolio may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the portfolio may at any time call the loan and obtain the return of the securities loaned;
(3) the portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the portfolio.

MONEY MARKET SECURITIES are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (like banks). Money market securities include commercial paper, certificates of deposit, banker's acceptances, notes and time deposits. Certificates of deposit are certificates issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Banker's acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. Money market securities may be issued with puts or sold separately, sometimes called demand features or guarantees, which are agreements that allow the buyer to sell a security at a specified price and time to the seller or "put provider." When a portfolio or fund buys a put, losses could occur as a result of the costs of the put or if it exercises its rights under the put and the put provider does not perform as agreed. Standby commitments are types of puts.

MORTGAGE-BACKED SECURITIES represent an interest in an underlying pool of mortgages. Issuers of these securities include agencies and instrumentalities of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, and private entities, such as banks. The income paid on mortgage-backed securities depends upon the income received from the underlying pool of mortgages. Mortgage-backed securities include collateralized mortgage obligations, mortgage-backed bonds and stripped mortgage-backed securities. These securities are subject to interest rate risk, like other debt securities, in addition to prepayment and extension risk. Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of mortgage-backed securities. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for mortgage-backed securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not be fully amortized at the time the obligation is repaid. The opposite is true for mortgage-backed securities purchased at a discount. The portfolios may purchase mortgage-related securities at a premium or at a discount. When interest rates rise, extension risk increases and may affect the value of a portfolio or underlying fund. Principal and interest payments on the mortgage-related securities are guaranteed by the government to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a portfolio's shares.

OPTIONS CONTRACTS generally provide the right to buy or sell a security, commodity, futures contract or foreign currency in exchange for an agreed upon price. If the right is not exercised after a specified period, the option expires and the option buyer forfeits the money paid to the option seller.

A call option gives the buyer the right to buy a specified number of shares of a security at a fixed price on or before a specified date in the future. For this right, the call option buyer pays the call option seller, commonly called the call option writer, a fee called a premium. Call option buyers are usually anticipating that the price of the underlying security will rise above the price fixed with the call writer, thereby allowing them to profit. If the price of the underlying security does not rise, the call option buyer's losses are limited to the premium paid to the call option writer. For call option writers, a rise in the price of the underlying security will be offset by the premium received from the call option buyer. If the call option writer does not own the underlying security, however, the losses that may ensue if the price rises could be potentially unlimited. If the call option writer owns the underlying security or commodity, this is called writing a covered call. All call options written by the portfolios will be covered, which means that the portfolios will own the securities subject to the option so long as the option is outstanding.

A put option is the opposite of a call option. It gives the buyer the right to sell a specified number of shares of a security at a fixed price on or before a specified date in the future. Put option buyers are usually anticipating a decline in the price of the underlying security, and wish to offset those losses when selling the security at a later date. All put options the portfolios write will be covered, which means that the portfolio will deposit with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Funds' Investment Manager to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the portfolios. However, in return for the option premium, the portfolios accept the risk that they may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

The portfolios and underlying funds may purchase and write put and call options on any securities in which they may invest or any securities index based on securities in which they may invest. The portfolios or underlying funds may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. Like futures contracts, option contracts are rarely exercised. Option buyers usually sell the option before it expires. Option writers may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The portfolios and underlying funds may enter into closing sale transactions in order to realize gains or minimize losses on options they have purchased or wrote.

An exchange-traded currency option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the portfolios generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option or at any particular time. If a portfolio or underlying fund is unable to effect a closing purchase transaction with respect to options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a portfolio or underlying fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options;
(2) an exchange may impose restrictions on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, the portfolios will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves.

Additional risks are involved with options trading because of the low margin deposits required and the extremely high degree of leverage that may be involved in options trading. There may be imperfect correlation between the change in market value of the securities held by a portfolio or underlying fund and the prices of the options, possible lack of a liquid secondary markets, and the resulting inability to close such positions prior to their maturity dates.

Each portfolio may write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the portfolio, does not exceed 5% of its net assets.

OTHER SECURITIES may be held by a portfolio under certain circumstances. For example, an underlying fund could make payment of a redemption by a portfolio wholly, or in part, by a distribution in-kind of securities from its portfolio instead of in cash. In such a case, the portfolio may hold the securities distributed until the investment advisor determines that it is appropriate to sell them.

REPURCHASE AGREEMENTS. Repurchase agreements involve a Fund buying securities (usually U.S. Government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, a portfolio, under the direction and supervision of the board of trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent a portfolio invests in restricted securities that are deemed liquid, its general level of illiquidity or underlying fund may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SMALL-CAP STOCKS are common stocks issued by U.S. operating companies with market capitalizations that place them at the lower of the total U.S market. Historically, small-cap stocks have been riskier than stocks issued by large-or mid-cap companies for a variety of reasons. Small-cap companies may have less certain growth prospects and are typically less diversified and less able to withstand changing economic conditions than larger capitalized companies. Small-cap companies also may have more limited product lines, markets or financial resources than companies with larger capitalizations, and may be more dependent on a relatively small management group. In addition, small-cap companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. Most small-cap company stocks pay low or no dividends.

These factors and others may cause sharp changes in the value of a small-cap company's stock, and even cause some small-cap companies to fail. Additionally, small-cap stocks may not be as broadly traded as large- or mid-cap stocks, and a portfolio's or underlying fund's position in securities of such companies may be substantial in relation to the market for such securities. Accordingly, it may be difficult for a portfolio or fund to dispose of securities of these small-cap companies at prevailing market prices in order to meet redemptions. This lower degree of liquidity can adversely affect the value of these securities. For these reasons and others, the value of a portfolio's or underlying fund's investments in small-cap stocks is expected to be more volatile than other types of investments, including other types of stock investments. While small-cap stocks are generally considered to offer greater growth opportunities for investors, they involve greater risks and the share price of a portfolio or underlying fund that invests in small-cap stocks may change sharply during the short term and long term.

SWAP AGREEMENTS are an exchange of one security for another. A swap may be entered into in order to help a portfolio or underlying fund track an index, or to change its maturity, to protect its value from changes in interest rates or to expose it to a different security or market. These agreements are subject to the risk that the counterparty will not fulfill its obligations. The risk of loss in a swap agreement can be substantial due to the degree of leverage that can be involved. In order to help minimize this risk, a portfolio will segregate appropriate assets as necessary.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other fixed-income securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF EACH PORTFOLIO'S SHAREHOLDERS.

EACH OF THE GROWTH PORTFOLIO, BALANCED PORTFOLIO AND SMALL CAP PORTFOLIO MAY
NOT:

1) Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act.

2) Concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder.

3) Purchase or sell commodities, commodities contracts or real estate, lend or borrow money, issue senior securities, underwrite securities, or pledge, mortgage or hypothecate any of its assets, except as permitted by the 1940 Act or the rules or regulations thereunder.

THE FOLLOWING DESCRIPTIONS OF THE 1940 ACT MAY ASSIST INVESTORS IN UNDERSTANDING THE ABOVE FUNDAMENTAL POLICIES AND RESTRICTIONS.

Diversification. Under the 1940 Act, a diversified investment management company, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer's outstanding voting securities.

Borrowing. The 1940 Act presently restricts an investment management company from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, an investment management company may make loans only if expressly permitted by its investment policies.

Concentration. The 1940 Act presently defines concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

THE INTERNATIONAL PORTFOLIO MAY NOT:

1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

2) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except the portfolio will invest 25% or more of its total assets in other investment companies).

3) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the portfolio may (1) purchase securities of companies that deal in real estate or interests therein, (2) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts.

4) Lend money to any person, except that the portfolio may (1) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are distributed publicly or customarily purchased by institutional investors, and (2) lend its portfolio securities.

5) Borrow money or issue senior securities, except that the portfolio may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that the portfolio will not purchase securities while borrowings represent more than 5% of its total assets.

6) Pledge, mortgage or hypothecate any of its assets, except that, to secure allowable borrowings, the portfolio may do so with respect to no more than one-third of the value of its total assets.

7) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.


THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS FOR EACH PORTFOLIO.

EACH PORTFOLIO MAY NOT:

1) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

2) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or the investment advisor individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

3) Invest for the purpose of exercising control or management of another issuer.

4) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

5) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities. The definition of "securities" does not include cash and cash items (including receivables), government securities and the securities of other investment companies, including private investment companies and qualified purchaser funds.

6) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a portfolio in units or attached to other securities are deemed to be without value.

7) Purchase puts, calls, straddles, spreads or any combination thereof, if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of its net assets.

8)    Make short sales, except for short sales against the box.

9) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

10) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

Except with respect to investments in futures and options contracts and illiquid securities, later changes in values do not require a portfolio to sell the investment even if it could not then make the same investment.

                          MANAGEMENT OF THE PORTFOLIOS

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment advisor), are as follows:

                           POSITION(S) WITH  PRINCIPAL OCCUPATIONS &
NAME/DATE OF BIRTH         THE TRUST         AFFILIATIONS
-------------------------------------------------------------------------------
CHARLES R. SCHWAB*         Chairman and      Chairman, Co-Chief Executive
July 29, 1937              Trustee           Officer and Director, The
                                             Charles Schwab Corporation;
                                             Chairman, Chief Executive Officer
                                             and Director, Charles Schwab
                                             Holdings, Inc.; Chairman and
                                             Director, Charles Schwab & Co.,
                                             Inc., Charles Schwab Investment
                                             Management, Inc., The Charles
                                             Schwab Trust Company and Schwab
                                             Retirement Plan Services, Inc.;
                                             Chairman and Director (current
                                             board positions), and Chairman
                                             (officer position) until December
                                             1995, Mayer & Schweitzer, Inc. (a
                                             securities brokerage subsidiary of
                                             The Charles Schwab Corporation);
                                             Director, The Gap, Inc. (a clothing
                                             retailer), Transamerica Corporation
                                             (a financial services
                                             organization), AirTouch
                                             Communications (a telecommunications
                                             company) and Siebel Systems
                                             (a software company).

STEVEN L. SCHEID*+         President and     Executive Vice President and
June 28, 1953              Trustee           Chief Financial Officer, The
                                             Charles Schwab Corporation;
                                             Enterprise President - Financial
                                             Products and Services and Chief
                                             Financial Officer, Charles Schwab &
                                             Co., Inc.; Chief Executive Officer,
                                             Chief Financial Officer and
                                             Director, Charles Schwab Investment
                                             Management, Inc. From 1994 to 1996,
                                             Mr. Scheid was Executive Vice
                                             President of Finance for First
                                             Interstate Bancorp and Principal
                                             Financial Officer from 1995 to
                                             1996. Prior to 1994, Mr. Scheid was
                                             Chief Financial Officer, First
                                             Interstate Bank of Texas.

DONALD F. DORWARD          Trustee           Executive Vice President and
September 23, 1931                           Managing Director, Grey
                                             Advertising.  From 1990 to 1996,
                                             Mr. Dorward was President and
                                             Chief Executive Officer, Dorward
                                             & Associates (advertising and
                                             marketing/consulting firm).

ROBERT G. HOLMES           Trustee           Chairman, Chief Executive
May 15, 1931                                 Officer and Director, Semloh
                                             Financial, Inc. (international
                                             financial services and
                                             investment advisory firm).

*    This trustee is an "interested person" of the trusts.

+    Effective August 18, 1998, Mr. Scheid was elected as President and
     Trustee.

DONALD R. STEPHENS         Trustee           Managing Partner, D.R. Stephens
June 28, 1938                                & Company (investments) and
                                             Chairman and Chief Executive
                                             Officer of North American Trust
                                             (real estate investment trust).

MICHAEL W. WILSEY          Trustee           Chairman, Chief Executive
August 18, 1943                              Officer and Director, Wilsey
                                             Bennett, Inc. (truck and air
                                             transportation, real estate
                                             investment, management and
                                             investments).

TAI-CHIN TUNG              Treasurer and     Vice President, Treasurer and
March 7, 1951              Principal         Controller, Charles Schwab
                           Financial         Investment Management, Inc.
                           Officer           From 1994 to 1996, Ms. Tung was
                                             Controller for Robertson
                                             Stephens Investment Management,
                                             Inc.  From 1993 to 1994, she was
                                             Vice President of Fund
                                             Accounting, Capital Research and
                                             Management Co.

WILLIAM J. KLIPP*          Executive Vice    Executive Vice President,
December 9, 1955           President, Chief  SchwabFunds(R), Charles Schwab &
                           Operating         Co., Inc.; President and Chief
                           Officer and       Operating Officer, Charles
                           Trustee           Schwab Investment Management,
                                             Inc.

STEPHEN B. WARD            Senior Vice       Senior Vice President and Chief
April 5, 1955              President and     Investment Officer, Charles
                           Chief Investment  Schwab Investment Management,
                           Officer           Inc.

FRANCES COLE               Secretary         Senior Vice President, Chief
September 9, 1955                            Counsel and Assistant Corporate
                                             Secretary, Charles Schwab
                                             Investment Management, Inc.

Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

Each portfolio is overseen by a board of trustees. The board of trustees meets regularly to review each portfolio's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of the portfolio's shareholders. The following table provides information as of October 31, 1998, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 38 funds as of October 31, 1998.


*    This Trustee is an "interested person" of the Trust.

                                                         Pension or       ($)
                             ($)                         Retirement      Total
  Name of          Aggregate Compensation                 Benefits    Compensation
  Trustee                 from the                       Accrued as    from Fund
                                                        Part of Fund    Complex
                                                          Expenses
             -----------------------------------------
             Balanced  Growth     Small      Interna-
             Portfolio Portfolio  Cap        tional
                                  Portfolio  Portfolio
---------------------------------------------------------------------------------
Charles R.    0         0          0          0          N/A           0
Schwab

Tom D. Seip 1 0         0          0          0          N/A           0

Steven L.
Scheid 2

William J.    0         0          0          0          N/A           0
Klipp,

Donald F.                                                N/A
Dorward

Robert G.                                                N/A
Holmes

Donald R.                                                N/A
Stephens

Michael W.                                               N/A
Wilsey


1 Effective May 15, 1998, Mr. Seip resigned as President and trustee.

2 Effective August 18, 1998, Mr. Scheid was elected as President and trustee.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 1, 1999, [VAR: QLEGAL: name of person or entity and the jurisdiction under the laws of which it is organized and all parent companies] control the [VAR: Fund Name] through ownership of [VAR: QLEGAL: x.x%] securities or other basis of control.]

As of February 1, 1999, the officers and trustees of the trust(s), as a group owned of record or beneficially [VAR: QLEGAL: x.x% / less than 1%] of the outstanding voting securities of each portfolio.

As of February 1, 1999, the [VAR: QLEGAL: name of entity or person] directly or beneficially owned, [VAR: QLEGAL: x.xx%] of shares of the [VAR:
Fund Name / Class Name].

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISOR

Charles Schwab Investment Management, Inc. (CSIM or the investment advisor), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the portfolios' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement ("Advisory Agreement") between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment advisor and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment advisor and Schwab.

Year 2000 presents uncertainties and possible risks to the smooth operations of the portfolios and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the portfolios' and their service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the portfolios could be material. The portfolios' investment adviser is taking steps to minimize the risks of year 2000 for the portfolios, including seeking assurances from the portfolios' service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the portfolios, however, minimizing year 2000 risk for the portfolios is a priority of the investment advisor.

The Schwab MarketManager Portfolios(TM) are actively managed by a team of dedicated investment professionals, led by portfolio managers, and supported by the Schwab Center for Investment Research.

For its advisory and administrative services to the Growth Portfolio and the Balanced Portfolio, the investment advisor is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the first $1 billion of each portfolio's average daily net assets, 0.69% of the next $1 billion, and 0.64% of net assets over $2 billion.

For the fiscal year ended October 31, 1998, and fiscal period November 8, 1996 (commencement of operations) to October 31, 1997, Growth Portfolio paid investment advisory fees of $___ (fees were reduced by $___) and $211,000 (fees were reduced by $499,000), respectively.

For the fiscal year ended October 31, 1998, and fiscal period November 8, 1996 (commencement of operations) to October 31, 1997, Balanced Portfolio paid investment advisory fees of $___ (fees were reduced by $___) and $23,000 (fees were reduced by $321,000), respectively.

For its advisory and administrative services to Small Cap Portfolio, the investment advisor is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the first $1 billion of the portfolio's average daily net assets, 0.69% of the next $1 billion, and 0.64% of net assets over $2 billion.

For fiscal period ended October 31, 1998, and fiscal period September 16, 1997 (commencement of operations) to October 31, 1997, Small Cap Portfolio paid investment advisory fees of $___ (fees were reduced by $___) and $58,000 (fees were reduced by $124,000), respectively.

For its advisory and administrative services to International Portfolio, the investment advisor is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the portfolio's average daily net assets not in excess of $1 billion, 0.69% of the next $1 billion and 0.64% of net assets over $2 billion.

For fiscal year ended October 31, 1998, 1997 and for fiscal period October 16, 1996 (commencement of operations) to October 31, 1996, International Portfolio paid investment advisory fees of $ _____, (fees were reduced by $______), $147,000 (fees were reduced by $423,000) and $0 (fees were reduced by $17,000), respectively.

The investment advisor and Schwab have guaranteed that, through at least February 28, 1999, the total fund operating expenses (excluding interest, taxes and extraordinary expenses) for each portfolio will not exceed 0.50% of its average daily net assets.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the portfolios and is the trust's agent for the purpose of the continuous offering of the portfolios' shares. Each portfolio pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.

                   SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the portfolios' prospectuses, financial reports and other informational literature about the portfolios. Schwab maintains the office space, equipment and personnel necessary to provide these services.

For the services performed as transfer agent under its contract with each portfolio, Schwab is entitled to receive an annual fee, payable monthly from each portfolio, in the amount of 0.05% of each portfolio's average daily net assets.

For the services performed as shareholder services agent under its contract with each portfolio, Schwab is entitled to receive an annual fee, payable monthly from the portfolio, in the amount of 0.20% of each portfolio's average daily net assets.

Schwab currently receives remuneration from fund companies participating in its Mutual Fund OneSource(R) service equal to 0.25% to 0.35% per annum of assets invested in the MarketManager Portfolios. In light of this remuneration and compensation, Schwab guarantees, through at least December 31, 2001, to waive its transfer agent and shareholder service fees for the portfolios. After December 31, 2001, the guarantee may be terminated, modified or continued.

                          CUSTODIAN AND FUND ACCOUNTANT

Chase Manhattan Bank, 1 Pierrepont Plaza, Brooklyn, NY 11201, serves as custodian and SEI Fund Resources, One Freedom Valley Drive, Oaks, PA 19456, serves as fund accountant for the portfolios.

The custodians are responsible for the daily safekeeping of securities and cash held or sold by the portfolios. The accountants maintain all books and records related to each fund's transactions.

                             INDEPENDENT ACCOUNTANT

The portfolios' independent accountant, ______________, audits and reports on the annual financial statements the funds and review certain regulatory reports and each portfolio's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the trusts engage it to do so. Their address is _________________________________. Each portfolio's audited financial statements for the fiscal year ended October 31, 1998, are included in the portfolios' annual report, which is a separate report supplied with the SAI.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, each portfolio's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the portfolio owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as a 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions. Although brokerage commissions are generally not paid on purchases or sales of mutual fund shares.

The Growth Portfolio's turnover rates for the fiscal year ended October 31, 1998 and for the fiscal period November 18, 1996 (commencement of operations) to fiscal year end October 31, 1997, were ____% and 92%, respectively.

The Balanced Portfolio's turnover rates for the fiscal year ended October 31, 1998 and for the fiscal period November 18, 1996 (commencement of operations) to fiscal year end October 31, 1997, were ____% and 171%, respectively.

The Small Cap Portfolio's turnover rates for the fiscal year ended October 31, 1998, and the period from September 1, 1997 (commencement of operations) to fiscal year ended October 31, 1997 were _____% and 10%, respectively.

The International Portfolio's turnover rates for the fiscal years ended October 31, 1998 and 1997, were ____% and 179%.

The higher portfolio turnover rates for the portfolios are attributed to a portfolio management strategy that includes both a component of funds that the portfolio managers intend to hold and a "tactical" position of funds strategically chosen for their growth potential. In addition, over the short or intermediate term during the first year of operation, a portfolio may have a higher portfolio turnover rate as a result of building its investment portfolio. The portfolios do not anticipate additional brokerage expenses due to these higher portfolio turnover rates.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for a portfolio, the investment advisor seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment advisor will generally select brokers and dealers for the portfolios primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

In assessing these criteria, the investment advisor will, among other things, monitor the performance of brokers effecting transactions for the portfolios to determine the effect, if any, that the portfolios' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the portfolios' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The portfolios will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment advisor may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment advisor when providing advisory services to other investment advisory clients, including mutual funds.

In an attempt to obtain best execution for the portfolios, the investment advisor may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the funds to trade directly with other institutional holders on a net basis. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment advisor follows procedures, adopted by the board of trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The Board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                              BROKERAGE COMMISSIONS

For the fiscal years ended October 31, 1998 and 1997, and for the period of October 16, 1996 (commencement of operations) to fiscal year ended October 31, 1996, the MarketManager International Portfolio paid brokerage commissions of $1,020, $0 and $0, respectively.

                            DESCRIPTION OF THE TRUST

Each portfolio, is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by each portfolio or share class. Each portfolio's or class's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The portfolios may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations. There is a remote possibility that a fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

              PURCHASING AND REDEEMING SHARES OF THE PORTFOLIOS

As long as the portfolios or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the portfolios' performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to your fund and request that your mailings not be consolidated.

The portfolio's reserve the right to waive the early redemption fee for certain tax-advantaged retirement plans.

                                PRICING OF SHARES

In accordance with the 1940 Act, the underlying funds are valued at their respective net asset values as determined by those funds. The underlying funds that are money market funds may value their portfolio securities based on the value or amortized cost method. The other underlying funds value their portfolio securities based on market quotes if they are readily available. The investment advisor assigns fair values to the portfolios' other investments in good faith under board of trustees guidelines. The board of trustees regularly reviews these values. Securities traded on stock exchanges are valued at the last quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices.

Securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Foreign securities for which the closing values are not readily available are valued at fair value as determined in good faith pursuant to the board of trustees' guidelines.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines adopted by the board of trustees. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value. The board of trustees regularly reviews any fair values assigned to portfolio securities.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is each portfolio's policy to qualify for taxation as a "regulated investment company" ("RIC") by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By qualifying as a RIC, each portfolio expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If a portfolio does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

A portfolio's transactions in futures contracts, forward, foreign currency exchange transactions may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a portfolio, defer its losses, cause adjustments in the holding periods of the portfolio's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the portfolio's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The portfolios will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the portfolios and their shareholders.

               FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the portfolios' prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the portfolios. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a portfolio.

Any dividends declared by a portfolio in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gain distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gain distribution, be treated as a long-term capital loss. For corporate investors in the portfolios, dividend distributions the portfolios designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the portfolios were regular corporations. Distributions by a portfolio also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Income that the portfolios receive from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a portfolio has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to "pass through" to its shareholders the ability to take either the foreign tax credit or the deduction for foreign taxes. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in Code sections 901 and 904 (but not both). A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the portfolios will not have 50% of their assets invested in foreign securities at the close of their taxable years, and therefore will not be permitted to make this election. Also, to the extent a portfolio invests in an underlying fund that elects to pass through foreign taxes, the portfolio will not be able to pass through the taxes paid by the underlying fund. Each shareholder's respective pro rata share of foreign taxes the portfolio pays will, therefore, be netted against their share of the portfolio's gross income.

The portfolios may invest in a non-U.S. corporation that could be treated as a passive foreign investment company ("PFIC") or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the portfolios do invest in PFICs, they may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the portfolios may be required to distribute amounts in excess of realized income and gains. To the extent that the portfolios do invest in foreign securities that are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to portfolios' shareholders. Therefore, the payment of this tax would reduce the portfolios' economic return from their PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

An underlying fund may invest in non-U.S. corporations, which would be treated as PFICs or become a PFIC. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the portfolios' economic return.

                         CALCULATION OF PERFORMANCE DATA

Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a portfolio made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, a portfolio assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates. Average annual total returns for one year ended October 31, 1998 and since a portfolio's commencement of operations are stated below.

    Portfolio and             One Year              Life of Fund
  Commencement Date
-----------------------------------------------------------------------
MarketManager Portfolios
  Growth   (11/18/96)             %                       %
  Balanced (11/18/96)             %                       %
  Small Cap  9/16/97              %                       %
  International (10/16/96)        %                       %

A portfolio also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year end October 31, 1998.

                                            Cumulative Total Return From
Name of Portfolio Commenced Operations*      Commencement of Operations
---------------------------------------     ----------------------------
   Growth (11/18/96)                                  %
   Balanced (11/18/96)                                %
   Small Cap(9/16/97)                                 %
   International (10/16/96)                           %

The performance of the portfolios may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices of investment performance, U.S. government obligations, bank certificates of deposit, the consumer price index, information provided by proprietary and non-proprietary research services and other investments for which reliable data is available.

The Growth Portfolio, the Balanced Portfolio and Small Cap Portfolio also may compare their historical performance figures to the performance of indices similar to their asset categories and sub-categories, and to the performance of "blended indices" similar to the portfolios' strategies.

The indices and asset categories for large company stocks is the S&P 500 Index; for small company stocks, the Ibbottson, the BARRA Small-Cap Index and the Russell 2000(R) Index; for foreign stocks, the MSCI-EAFE Index; and for bonds the Ibbottson and Lehman Aggregate Bond indices.

                       STATEMENT OF ADDITIONAL INFORMATION

                            SCHWAB ANALYTICS FUND(R)

                                FEBRUARY 28, 1999

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund's prospectus dated February 28, 1999 (as amended from time to time).

To obtain a copy of the prospectus, please contact SchwabFunds(R) at 800-435-4000, 24 hours a day, or write to the fund at 101 Montgomery Street, San Francisco, California 94104. For TDD service call 800-345-2550, 24 hours a day. The prospectus also may be available on the Internet at:
http://www.schwab.com/schwabfunds.

The fund's most recent annual report is a separate document supplied with the SAI and includes the fund's audited financial statements, which are incorporated by reference into this SAI.

The fund is a series of Schwab Capital Trust (the trust).

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INVESTMENT STRATEGIES, RISKS AND LIMITATIONS...................................2
MANAGEMENT OF THE FUND.........................................................9
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................11
INVESTMENT ADVISORY AND OTHER SERVICES........................................12
BROKERAGE ALLOCATION AND OTHER PRACTICES......................................14
DESCRIPTION OF THE TRUST......................................................15
PURCHASE, REDEMPTION AND PRICING OF SHARES....................................16
TAXATION......................................................................17
CALCULATION OF PERFORMANCE DATA...............................................18

                  INVESTMENT STRATEGIES, RISKS AND LIMITATIONS

The following investment strategies, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund's acquisition of such security or asset unless otherwise noted. Any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations. Not all investment securities or techniques discussed below are eligible investments for the fund. The fund will invest in securities or engage in techniques that are intended to help achieve its investment objective.

                              INVESTMENT OBJECTIVE

The fund's investment objective may be changed only by vote of a majority of its shareholders.

ANALYTICS FUND(R) seeks long-term capital growth.

                         INVESTMENT STRATEGIES AND RISKS

BORROWING may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry's securities. The fund will not concentrate its investments in a particular industry or group of industries, unless the S&P 500(R) Index is so concentrated. This policy may be changed only by shareholders.

DELAYED-DELIVERY TRANSACTIONS include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, it does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

DEPOSITARY RECEIPTS include American or European Depositary Receipts (ADRs or
EDRs), Global Depositary Receipts or Shares (GDRs or GSSs) or other similar global instruments that are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. These securities are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. Depositary receipts can be sponsored or unsponsored. Sponsored depositary receipts are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of an unsponsored depositary receipt.

DIVERSIFICATION involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a series of an open-end investment management company. The fund is a diversified mutual fund.

EQUITY SECURITIES represent ownership interests in a corporation, and are commonly called "stocks." Equity securities historically have outperformed most other securities, although their prices can fluctuate based on changes in a company's financial condition, market conditions and political, economic or even company-specific news. When a stock's price declines, its market value is lowered even though the intrinsic value of the company may not have changed. Sometimes factors, such as economic conditions or political events, affect the value of stocks of companies of the same or similar industry or group of industries, and may affect the entire stock market.

Types of equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which are probably the most recognized type of equity security, usually entitle the owner to voting rights in the election of the corporation's directors and any other matters submitted to the corporation's shareholders for voting. Preferred stocks do not ordinarily carry voting rights or may carry limited voting rights, but normally have preference over the corporation's assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks also may pay specified dividends.

Convertible securities are typically preferred stock or bonds that are exchangeable for a specific number of another form of security (usually the issuer's common stock) at a specified price or ratio. A corporation may issue a convertible security that is subject to redemption after a specified date and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. Convertible bonds typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity, because of the convertible feature. This structure allows the holder of the convertible bond to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, however, they do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer's common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders have claims on company assets senior to those of stockholders; preferred stockholders have claims senior to those of common stockholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks decline, the price of the issuer's convertible securities will tend not to fall as much because the convertible security's income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because their conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Warrants are a type of security usually issued with bonds and preferred stock that entitle the holder to a proportionate amount of common stock at specified price for a specific period of time. The prices of warrants do not necessarily move parallel to the prices of the underlying common stock. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the warrant and the right to purchase the underlying security.

FOREIGN SECURITIES involve additional risks, including foreign currency exchange rate risks, because they are issued by foreign entities, including foreign governments, banks, corporations or because they are traded principally overseas. Foreign entities are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments, as well as fluctuating foreign currency exchange rates and withholding taxes, could have more dramatic effects on the value of foreign securities. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of foreign investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Foreign securities typically have less volume and are generally less liquid and more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the fund endeavor to achieve the most favorable overall results on the fund's transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of the fund's transactions or loss of certificates for the fund's securities. There may be difficulties in obtaining or enforcing judgments against foreign issuers as well. These factors and others may increase the risks with respect to the liquidity of the fund's securities containing foreign investments, and its ability to meet a large number of shareholder redemption requests.

Foreign markets also have different clearance and settlement procedures and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Losses to the fund arising out of the inability to fulfill a contract to sell such securities also could result in potential liability for the fund.

In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to investments as a result of the upcoming conversion of the 11 of the 15 Economic Union Member States from their respective local currency to the official currency of the Economic and Monetary Union ("EMU"). Exchange rates between the U.S. dollar and the local currencies involved in the conversion may become more volatile as the conversion date of January 1, 1999 approaches. There also may be increased volatility in the exchange rates for currencies of other European countries. After January 3, 1999, the euro will be the official currency of the EMU, the rate of exchange will have been set between the euro and the currency of each converting country and the European Central Bank, all national central banks and all stock exchanges and depositories will price, trade and settle in euro even if the securities traded are not denominated in euro. Each securities transaction that requires converting to euro may involve rounding that could affect the value of the security converted. In addition, issuers of securities that require converting may experience increased costs as a result of the conversion, which may affect the value of their securities. It is possible that uncertainties related to the conversion will affect investor expectations and cause investments to shift away from European countries, thereby making the European market less liquid. All of these factors could affect the value of the fund's investments and/or increase its expenses. While the investment adviser is taking steps to minimize the impact of the conversion on the fund, it is not possible to know precisely what impact the conversion will have on the fund, if any, nor is it possible to eliminate the risks completely.

Securities that are acquired by the fund outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market, are not considered illiquid provided that: (1) the fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (2) the fund reasonably believes it can readily dispose of the securities readily in the foreign trading market or for cash in the United States, or (3) foreign market and current market quotations are readily available. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments.

FUTURES CONTRACTS are securities that represent an agreement between two parties that obligates one party to buy and the other party to sell specific securities at an agreed-upon price on a stipulated future date. In the case of futures contracts relating to an index or otherwise not calling for physical delivery at the close of the transaction, the parties usually agree to deliver the final cash settlement price of the contract. The fund may purchase and sell futures contracts based on securities, securities indices and foreign currencies or any other futures contracts traded on U.S. exchanges or boards of trade that the Commodities Futures Trading Commission (CFTC) licenses and regulates on foreign exchanges.

The fund must maintain a small portion of its assets in cash to process shareholder transactions in and out of the fund and to pay its expenses. In order to reduce the effect this otherwise uninvested cash would have on its performance, a fund may purchase futures contracts. Such transactions allow the fund's cash balance to produce a return similar to that of the underlying security or index on which the futures contract is based. The fund does not intend to engage in speculative futures transactions.

When buying or selling futures contracts, a fund must place a deposit with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and must be in the form of liquid debt instruments, including cash, cash-equivalents and U.S. government securities. Subsequent payments to and from the broker, known as "variation margin" are made at least daily as the value of the futures contracts fluctuate. This process is known as "marking-to-market." The margin amount will be returned to the fund upon termination of the futures contracts assuming all contractual obligations are satisfied. The fund's aggregate initial and variation margin payments required to establish its futures positions may not exceed 5% of its net assets.

While the fund intends to purchase and sell futures contracts in order to simulate full investment, there are risks associated with these transactions. Adverse market movements could cause the fund to experience substantial losses when buying and selling futures contracts. Of course, barring significant market distortions, similar results would have been expected if the fund had instead transacted in the underlying securities directly. There also is the risk of losing any margin payments held by a broker in the event of its bankruptcy. Additionally, the fund incurs transaction costs (i.e. brokerage fees) when engaging in futures trading.

ILLIQUID SECURITIES generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the fund has valued the instruments. The liquidity of the fund's investments is monitored under the supervision and direction of the board of trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

LENDING of portfolio securities is a common practice in the securities industry. A fund will engage in security lending arrangements with the primary objective of increasing its income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involve risks that the borrower may fail to return the securities or provide additional collateral. A fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily market-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund.

REPURCHASE AGREEMENTS are instruments under which a buyer acquires ownership of certain securities (usually U.S. government securities) from a seller who agrees to repurchase the securities at a mutually agreed-upon time and price, thereby determining the yield during the buyer's holding period. Any repurchase agreements the fund enters into will involve the fund as the buyer and banks or broker-dealers as sellers. The period of repurchase agreements is usually short -- from overnight to one week, although the securities collateralizing a repurchase agreement may have longer maturity dates. Default by the seller might cause the fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The fund also may incur disposition costs in liquidating the collateral. In the event of a bankruptcy or other default of a repurchase agreement's seller, a fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The fund will make payment under a repurchase agreement only upon physical delivery or evidence of book entry transfer of the collateral to the account of its custodian bank.

RESTRICTED SECURITIES are securities that are subject to legal restrictions on their sale. Restricted securities may be considered to be liquid if an institutional or other market exists for these securities. In making this determination, the fund, under the direction and supervision of the board of trustees, will take into account the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund's portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities.

SECURITIES OF OTHER INVESTMENT COMPANIES may be purchased and sold by the fund, including those managed by its investment adviser. Because other investment companies employ investment advisers and other service providers, investments by the fund may cause shareholders to pay duplicative fees.

U.S. GOVERNMENT SECURITIES are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. U.S. Treasury securities, include bills, notes and bonds, and are backed by the full faith and credit of the United States. Not all U.S. government securities are backed by the full faith and credit of the United States. Some U.S. government securities are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. Of course U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other fixed income securities, they are still sensitive to interest rate changes, which will cause their yields to fluctuate.

                             INVESTMENT LIMITATIONS

THE FOLLOWING INVESTMENT LIMITATIONS MAY BE CHANGED ONLY BY VOTE OF A MAJORITY OF THE FUND'S SHAREHOLDERS.

THE FUND MAY NOT:

1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

2) Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except that the fund may purchase securities under such circumstances only to the extent that the S&P 500 also is so concentrated).

3) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (1) purchase securities of companies that deal in real estate or interests therein, (2) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (3) purchase securities of companies that deal in precious metals or interests therein.

4) Lend money to any person, except that the fund may (1) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are distributed publicly or customarily purchased by institutional investors, and (2) lend its portfolio securities.

5) Borrow money or issue senior securities, except that the fund may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that the fund will not purchase securities while borrowings represent more than 5% of its total assets.

6) Pledge, mortgage or hypothecate any of its assets, except that, to secure allowable borrowings, the fund may do so with respect to no more than one-third of the value of its total assets.

7) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

THE FOLLOWING ARE NON-FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS FOR THE FUND.

THE FUND MAY NOT:

1) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities. The definition of "securities" does not include cash and cash items (including receivables), government securities and the securities of other investment companies, including private investment companies and qualified purchaser funds.

2) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by the fund in units or attached to other securities are deemed to be without value.

3) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the fund's net assets.

4)       Make short sales, except for short sales against the box.

5) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

6) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

7) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

8) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the trust or the investment adviser individually own beneficially more than one-half of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

9) Invest for the purpose of exercising control or management of another issuer.

10) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

                             MANAGEMENT OF THE FUND

The officers and trustees, their principal occupations during the past five years and their affiliations, if any, with The Charles Schwab Corporation, Charles Schwab & Co., Inc. (Schwab) and Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), are as follows:


                        POSITION WITH             PRINCIPAL OCCUPATIONS &
NAME/DATE OF BIRTH      THE TRUST                 AFFILIATIONS
------------------      -------------             -----------------------

CHARLES R. SCHWAB*      Chairman and Trustee      Chairman, Co-Chief Executive Officer and
July 29, 1937                                     Director, The Charles Schwab Corporation;
                                                  Chairman, Chief Executive Officer and
                                                  Director, Charles Schwab Holdings, Inc.;
                                                  Chairman and Director, Charles Schwab & Co.,
                                                  Inc., Charles Schwab Investment Management,
                                                  Inc., The Charles Schwab Trust Company and
                                                  Schwab Retirement Plan Services, Inc.;
                                                  Chairman and Director (current board
                                                  positions), and Chairman (officer position)
                                                  until December 1995, Mayer & Schweitzer,
                                                  Inc. (a securities brokerage subsidiary of
                                                  The Charles Schwab Corporation); Director,
                                                  The Gap, Inc. (a clothing retailer),
                                                  Transamerica Corporation (a financial
                                                  services organization), AirTouch
                                                  Communications (a telecommunications
                                                  company) and Siebel Systems (a software
                                                  company).

STEVEN L. SCHEID*+      President and Trustee     Executive Vice President and Chief Financial
June 28, 1953                                     Officer, The Charles Schwab Corporation;
                                                  Enterprise President - Financial Products
                                                  and Services and Chief Financial Officer,
                                                  Charles Schwab & Co., Inc.; Chief Executive
                                                  Officer, Chief Financial Officer and
                                                  Director, Charles Schwab Investment
                                                  Management, Inc. From 1994 to 1996, Mr.
                                                  Scheid was Executive Vice President of
                                                  Finance for First Interstate Bancorp and
                                                  Principal Financial Officer from 1995 to
                                                  1996. Prior to 1994, Mr. Scheid was Chief
                                                  Financial Officer, First

-------------------
* This trustee is an "interested person" of the trust.
+ Effective August 18, 1998, Mr. Scheid was elected as President and Trustee.

                                                  Interstate Bank of Texas.

DONALD F. DORWARD       Trustee                   Executive Vice President and Managing Director,
September 23, 1931                                Grey Advertising.  From 1990 to 1996, Mr.
                                                  Dorward was President and Chief Executive
                                                  Officer, Dorward & Associates (advertising
                                                  and marketing/consulting firm).

ROBERT G. HOLMES        Trustee                   Chairman, Chief Executive Officer and Director,
May 15, 1931                                      Semloh Financial, Inc. (international financial
                                                  services and investment advisory firm).

DONALD R. STEPHENS      Trustee                   Managing Partner, D.R. Stephens & Company
June 28, 1938                                     (Investments) and Chairman and Chief Executive
                                                  Officer of North American Trust (real estate
                                                  investment trust).

MICHAEL W. WILSEY       Trustee                   Chairman, Chief Executive Officer and Director,
August 18, 1943                                   Wilsey Bennett, Inc. (truck and air
                                                  transportation, real estate investment,
                                                  management, and investments).

TAI-CHIN TUNG           Treasurer and Principal   Vice President, Treasurer and Controller,
March 7, 1951           Financial Officer         Charles Schwab Investment Management, Inc.  From
                                                  1994 to 1996, Ms. Tung was Controller for
                                                  Robertson Stephens Investment Management,
                                                  Inc. From 1993 to 1994, she was Vice
                                                  President of Fund Accounting, Capital
                                                  Research and Management Co.

WILLIAM J. KLIPP*       Executive Vice            Executive Vice President, SchwabFunds(R),
December 9, 1955        President, Chief          Charles Schwab & Co., Inc.; President and Chief
                        Operating Officer and     Operating Officer, Charles Schwab Investment
                        Trustee                   Management, Inc.

STEPHEN B. WARD         Senior Vice President     Senior Vice President and Chief Investment
April 5, 1955           and Chief Investment      Officer, Charles Schwab Investment Management,
                        Officer                   Inc.

FRANCES COLE            Secretary                 Senior Vice President, Chief Counsel and

-------------------
* This trustee is an "interested person" of the trust.

September 9, 1955                                 Assistant Corporate Secretary, Charles Schwab
                                                  Investment Management, Inc.

Each of the above-referenced officers and/or trustees also serves in the same capacity as described for the trust, for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

The fund is overseen by a board of trustees. The board of trustees meets regularly to review the fund's activities, contractual arrangements and performance. The board of trustees is responsible for protecting the interests of the fund's shareholders. The following table provides information as of October 31, 1998, concerning compensation of the trustees. Unless otherwise stated, information is for the fund complex, which included 38 funds as of October 31, 1998.

                           ($)             Pension or             ($)
                        Aggregate          Retirement            Total
 Name of Trustee    Compensation from   Benefits Accrued   Compensation from
                           Fund          as Part of Fund      Fund Complex
                                            Expenses

------------------------------------------------------------------------------
Charles R.                              N/A                0
Schwab

Tom D. Seip 1                           N/A                0

Steven L.                               N/A                0
Scheid 2

William J.                              N/A                0
Klipp,

Donald F.                               N/A
Dorward

Robert G.                               N/A
Holmes

Donald R.                               N/A
Stephens

Michael W.                              N/A
Wilsey


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 1, 1999, [VAR: QLEGAL: name of person or entity and the jurisdiction under the laws of which it is organized and all parent companies] control the [VAR: Fund Name] through ownership of [VAR: QLEGAL: x.x%] securities or other basis of control.]


-------------------
 1  Effective May 15, 1998, Mr. Seip resigned as President and trustee.
 2  Effective August 18, 1998, Mr. Scheid was elected as President and trustee.

As of February 1, 1999, the officers and trustees of the trust(s), as a group owned of record or beneficially [VAR: QLEGAL: x.x% / less than 1%] of the outstanding voting securities of each fund.

As of February 1, 1999, the [VAR: QLEGAL: name of entity or person] directly or beneficially owned, [VAR: QLEGAL: x.xx%] of shares of the [VAR: Fund Name / Class Name].

                     INVESTMENT ADVISORY AND OTHER SERVICES

                               INVESTMENT ADVISER

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, 101 Montgomery Street, San Francisco CA 94104, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. (Schwab) is an affiliate of the investment adviser and is the trust's distributor, shareholder services agent and transfer agent. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

Year 2000 presents uncertainties and possible risks to the smooth operations of the fund and the provision of services to shareholders. Many computer programs use only two digits to identify a specific year and therefore may not accurately recognize the upcoming change in the next century. If not corrected, many computer applications could fail or create erroneous results by or at year 2000. Due to the fund's and its service providers' dependence on computer technology to operate, the nature and impact of year 2000 processing failures on the fund could be material. The fund's investment adviser is taking steps to minimize the risks of year 2000 for the fund, including seeking assurances from the fund service providers that they are analyzing their systems, testing them for potential problems and remediating them to the extent possible. There can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund, however, minimizing year 2000 risk for the fund is a priority of the investment adviser.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the fund's average daily net assets not in excess of $1 billion, 0.69% of the next $1 billion and 0.64% of such net assets over $2 billion.

For the fiscal year ended October 31, 1998, 1997 and fiscal period of July 1, 1996, (commencement of operations) to October 31, 1996, the fund paid investment advisory fees of $________, $429,000 (fees were reduced by $483,000) and $66,000
(fees were reduced by $151,000), respectively.

The investment adviser and Schwab have guaranteed that, through at least February 28, 1999, the total fund operating expenses for the fund will not exceed 0.75% of its average daily net assets.


                                   SUB-ADVISER

The investment adviser has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Symphony Asset Management, Inc. (the "sub-adviser" or "Symphony") pursuant to which Symphony Asset Management, Inc. will act as the fund's sub-adviser. The sub-adviser makes investment decisions for the fund's non-cash investments and uses quantitative techniques and proprietary real-time databases and software models to continually identify and rank stocks that exhibit a favorable combination of attributes that historically have been associated with aggregate total returns greater than that of the S&P 500. Once rankings are determined, statistical methodologies will be used to construct a portfolio of the most attractive stocks in terms of potential long-term capital growth.

For the sub-adviser's services, the investment adviser pays the sub-adviser an annual investment sub-advisory fee, payable monthly, of 0.20% of the fund's average daily net assets not in excess of $300 million, 0.15% of the next $500 million and 0.10% of such assets over $800 million.

                                   DISTRIBUTOR

Pursuant to an agreement, Schwab is the principal underwriter for shares of the fund and is the trust's agent for the purpose of the continuous offering of the fund's shares. The fund pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the agreement. Terms of continuation, termination and assignment under the agreement are identical to those described above with respect to the Advisory Agreement.

                     SHAREHOLDER SERVICES AND TRANSFER AGENT

Schwab provides fund information to shareholders, including share price, reporting shareholder ownership and account activities and distributing the fund's prospectuses, financial reports and other informational literature about the fund. Schwab maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.

For the services performed as transfer agent under its contract with each portfolio, Schwab is entitled to receive an annual fee, payable monthly from each portfolio, in the amount of 0.05% of each portfolio's average daily net assets.

For the services performed as shareholder services agent under its contract with the fund, Schwab is entitled to receive an annual fee, payable monthly by the fund, in the amount of 0.20% of the fund's average daily net assets.


                          CUSTODIAN AND FUND ACCOUNTANT

PNC Bank, 400 Bellevue Parkway, Wilmington, DE 19809, serves as custodian and SEI Fund Resources, One Freedom Valley Drive, Oaks, PA 19456, serves as fund accountant for the fund.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The accountants maintain all books and records related to the fund's transactions.


                             INDEPENDENT ACCOUNTANT

The fund's independent accountant, PricewaterhouseCoopers LLP, audits and reports on the annual financial statements of the fund and review certain regulatory reports and the fund's federal income tax return. It also performs other professional accounting, auditing, tax and advisory services when the trust engages it to do so. Their address is 333 Market Street, San Francisco, CA 94105. The fund's audited financial statements for the fiscal year ended October 31, 1998, are included in the fund's annual report, which is a separate report supplied with the SAI.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                               PORTFOLIO TURNOVER

For reporting purposes, the fund's portfolio turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year.

Typically, funds with high turnover (such as a 100% or more) tend to generate higher capital gains and transaction costs, such as brokerage commissions.

The fund's portfolio turnover rates for the fiscal years ended October 31, 1998 and 1997 were 115% and 120%, respectively.

The turnover rate for the fund is dictated by the portfolio models which help the fund construct its investment portfolio. The fund does not anticipate additional brokerage expenses or tax consequences due to higher portfolio turnover rates.

                             PORTFOLIO TRANSACTIONS

In effecting securities transactions for the fund, the investment adviser seeks to obtain best price and execution. Subject to the supervision of the board of trustees, the investment adviser will generally select brokers and dealers for the fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

In assessing these criteria, the investment adviser will, among other things, monitor the performance of brokers effecting transactions for the fund to determine the effect, if any, that the fund's transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the fund's investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The fund will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

When the execution capability and price offered by two or more broker-dealers are comparable, the investment adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources also may be used by the investment adviser when providing advisory services to other investment advisory clients, including mutual funds.

In an attempt to obtain best execution for the funds, the investment adviser may place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis.

Placing orders with third market brokers or through Instinet may enable the funds to trade directly with other institutional holders on a net basis. At times, this may allow the funds to trade larger blocks than would be possible trading through a single market maker.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the funds on securities exchanges, the investment adviser follows procedures, adopted by the board of trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions. The board reviews the procedures annually and approves and reviews transactions involving affiliated brokers quarterly.

                              BROKERAGE COMMISSIONS

For the fiscal years ended October 31, 1998 and 1997, and for the fiscal period of July 1, 1996 (commencement of operations) to October 31, 1996, the fund paid brokerage commissions of $___________, $155,109 and $90,932, respectively.

                            DESCRIPTION OF THE TRUST

The fund, is a series of Schwab Capital Trust, an open-end investment management company organized as a Massachusetts business trust on May 7, 1993.

The Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund. The fund's initial and subsequent minimum investment and balance requirements are set forth in the prospectus. These minimums may be waived for certain investors, including trustees, officers and employees of Schwab, or changed without prior notice.

The fund may hold special meetings. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the board of trustees to terminate the trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the trust solely by reason of being or having been a shareholder. Moreover, the trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the trust itself is unable to meet its obligations.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year's income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value as determined in accordance with the bylaws.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

                   PURCHASING AND REDEEMING SHARES OF THE FUND

As long as the fund or Schwab follow reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification before acting upon any telephone order, providing written confirmation of telephone orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to your fund and request that your mailings not be consolidated.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the board of trustees may deem advisable. Payment will be made wholly in cash unless the board of trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of a fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in "Pricing of Shares." A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

                                PRICING OF SHARES

Securities traded on stock exchanges are valued at the last quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to guidelines adopted by the board of trustees. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value. The board of trustees regularly reviews any fair values assigned to portfolio securities.

                                    TAXATION

                      FEDERAL TAX INFORMATION FOR THE FUNDS

It is the fund's policy to qualify for taxation as a "regulated investment company" (RIC) by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, a fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to a fund, defer its losses, cause adjustments in the holding periods of the fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the fund and their shareholders.

                 FEDERAL INCOME TAX INFORMATION FOR SHAREHOLDERS

The discussion of federal income taxation presented below supplements the discussion in the fund's prospectus and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a fund.

Any dividends declared by a fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. Long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. However, if you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. For corporate investors in the fund, dividend distributions the fund designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the fund were regular corporations. Distributions by a fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

A fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

                         CALCULATION OF PERFORMANCE DATA

Average annual total return is a standardized measure of performance calculated using methods prescribed by SEC rules. It is calculated by determining the ending value of a hypothetical initial investment of $1,000 made at the beginning a specified period. The ending value is then divided by the initial investment, which is annualized and expressed as a percentage. It is reported for periods of one, five and 10 years or since commencement of operations for periods not falling on those intervals. In computing average annual total return, a fund assumes reinvestment of all distributions at net asset value on applicable reinvestment dates.


Fund (Commencement of           One Year ended        Five Years ended     Ten years ended or
Operations)                     October 31, 1998      October 31, 1998     from Commencement
                                                                           of Operations to
                                                                           October 31, 1998
---------------------------------------------------------------------------------------------

Analytics Fund(R) (7/1/96)             %                     N/A                   %



An after-tax total return for the fund may be calculated by taking its total return and subtracting applicable federal taxes from the portions of the fund's total return attributable to capital gain and ordinary income distributions. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

The fund also may report the percentage of its total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of fund shares.

This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

The fund also may advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from commencement of operations to the fiscal year ended October 31, 1998.

Fund (Commencement of Operations)                  Cumulative Total Return
---------------------------------                  -----------------------

Analytics Fund(R) (7/1/96)                                        %

The performance of the fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices, U.S. government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative, management and trading expenses. The fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the fund's performance to be higher or lower than that of an index.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST


Item 24.      Exhibits.

(a)   Articles of            Agreement and Declaration of Trust, dated May 6,
      Incorporation          1993 is incorporated by reference to Exhibit 1 of
                             Post-Effective Amendment No. 21 to Registrant's
                             Registration on Form N-1A, electronically filed on December 17, 1997.

(b)   By-Laws                Amended and Restated Bylaws are incorporated by
                             reference to Exhibit 2 of Post-Effective Amendment
                             No. 7 to Registrant's Registration Statement on
                             Form N-1A, electronically filed on February 27,
                             1996.

 (c)  Instruments      (i)   Article III, Section 5, Article V, Article VI,
      Defining rights        Article VIII, Section 4 and Article IX, Sections 1,
      of Security            5 and 7 of the Agreement and Declaration of Trust,
      Holders                dated May 6, 1993, referenced in Exhibit (a) above,
                             are incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 21 of Registrant's registration Statement on Form N-1A electronically filed on December 17, 1997.

                       (ii) Articles 9 and 11 of the Amended and Restated Bylaws are incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

 (d)  Investment       (i)   Investment Advisory and Administration Agreement
      Advisory               between Registrant and Charles Schwab Investment
      Contracts              Management, Inc. (the "Investment Manager"), dated
                             June 15, 1994, is incorporated by reference to
                             Exhibit 5(a) of Post-Effective Amendment No. 21 to
                             Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                       (ii) Amended Schedules A and B to Investment Advisory and Administration Agreement referenced in Exhibit
                             (d)(i) above are incorporated by reference to
                             Exhibit 5(b) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998. Forms of Schedules A and B to the Investment Advisory and Administration Agreement on behalf of the Institutional Select Funds are incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

                       (iii) Investment Sub-Advisory Agreement between
                             Investment Manager, on behalf of the Schwab
                             Analytics Fund(R), and Symphony Asset Management is incorporated by reference to Exhibit 5(d) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, electronically filed on May 17, 1996.

 (e)  Underwriting     (i)   Distribution Agreement between Registrant and
      Contracts              Charles Schwab & Co., Inc. ("Schwab"), dated July
                             21, 1993, is incorporated by reference to Exhibit
                             6(a) of Post-Effective Amendment No. 21 to
                             Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                       (ii) Amended Schedule A to the Distribution Agreement, referenced at Exhibit (e)(i) above, on behalf of Schwab MarketTrack(TM) All Equity Portfolio is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 26, electronically filed on August 14, 1998; Form of Schedule A to the Distribution Agreement, referenced at Exhibit
                             (e)(i) above, on behalf of the Institutional Select Funds is incorporated by reference to Exhibit 6(b) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

 (f)  Bonus or Profit        Inapplicable
      Sharing Contracts

 (g)  Custodian        (i)   Custodian Agreement between Registrant and Morgan
      Agreements             Stanley Trust Company, dated April 4, 1997, is
                             incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 18 to Registrant's
                             Registration Statement on Form N-1A, electronically filed on April 14, 1997.

                       (ii) Amended Appendix 2 to Custodian Agreement between the Registrant and Morgan Stanley Trust Company referred to at Exhibit g(i) above is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.


                       (iii) Amendment to Custodian Agreement referred to at
                             Exhibit g(i) above is incorporated by reference to
                             Exhibit 8(c) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                       (iv) Accounting Services Agreement between Registrant and SEI Investments is incorporated by reference to
                             Exhibit 8(d) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

                       (v) Form of Amended to Accounting Services Agreement referred to at Exhibit g(iv) above is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.


                       (vi) Custodian Services Agreement between Registrant, on behalf of the Schwab S&P 500 Fund, and PNC Bank, National Association ("PNC Bank") is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

                       (vii) Form of Schedule to the Custodian Services
                             Agreement referred to at Exhibit g(vi) above between Registrant, on behalf of the Institutional Select Index Funds and PNC Bank is incorporated by reference to Exhibit 8(g) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

                      (viii) Accounting Services Agreement between Registrant,
                             on behalf of the Schwab S&P 500 Fund, and PFPC Inc. is incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

                       (ix) Amended Schedule to the Accounting Services Agreement referred to at Exhibit g(viii) above between Registrant, on behalf of the Schwab S&P 500 Fund and the Schwab Analytics Fund, and PFPC Inc. is incorporated by reference to Exhibit 8(f) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, electronically filed on May 17, 1996.

                       (x) Transfer Agency Agreement between Registrant and Schwab is incorporated by reference to Exhibit 8(j) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                       (xi) Amended Schedules A and C to the Transfer Agency Agreement referred to at Exhibit g(x) are incorporated herein by reference to Exhibit 8(k) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998; Forms of Schedules A and C to the Transfer Agency Agreement on behalf of the Institutional Select Index Funds are incorporated by reference to Exhibit 8(k) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

                       (xii) Shareholder Service Agreement between Registrant
                             and Schwab, dated July 21, 1993 is incorporated by reference to Exhibit 8(l) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                      (xiii) Amended Schedules A and C to the Shareholder
                             Service Agreement between Registrant and Schwab referred to at Exhibit g(xii) are incorporated herein by reference to Exhibit 8(m) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998; Forms of Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab on behalf of the Institutional Select Index Funds are incorporated by reference to Exhibit 8(m) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

 (h)  Other Material         License Agreement between Schwab Capital Trust, on
      Contracts              behalf of Schwab S&P 500 Fund, and Standard &
                             Poor's is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 10 to Registrant's
                             Registration Statement on Form N-1A, electronically filed on May 17, 1996.

I     Legal Opinion          To be filed by subsequent amendment.

J     Other Opinions         To be filed by subsequent amendment.

K     Omitted Financial      Inapplicable.
      Statements

L     Initial Capital  (i)   Purchase Agreement for the Schwab International
      Agreement              Index Fund(R), dated June 17, 1993, is incorporated
                             by reference to Exhibit 13(a) of Post-Effective
                             Amendment No. 21 to Registrant's Registration
                             Statement on Form N-1A, electronically filed on December 17, 1997.

                       (ii) Purchase Agreement for the Schwab Small-Cap Index Fund(R), dated October 13, 1993, is incorporated by reference to Exhibit 13(b) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                       (iii) Purchase Agreement for the Schwab MarketTrack
                             Portfolios - Growth Portfolio, Balanced Portfolio and Conservative Portfolio (formerly Schwab Asset Director(R)- High Growth, Schwab Asset Director - Balanced Growth, and Schwab Asset Director - Conservative Growth Funds) is incorporated by reference to Exhibit 13(c) of Post-Effective Amendment No. 6 to registrant's Registration Statement on Form N-1A, electronically filed on December 15, 1996.

                       (iv) Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(R) is incorporated by reference to Exhibit 13(d) of Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

                       (v) Purchase Agreement for the Schwab Analytics Fund(R) is incorporated by reference to Exhibit 13(e) to Post-Effective Amendment No. 13 of Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

                       (vi) Purchase Agreement for Schwab MarketManager International Portfolio (formerly Schwab OneSource(R) Portfolios-International) is incorporated by reference to Exhibit 13(f) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

                       (vii) Purchase Agreement for Schwab MarketManager Growth
                             Portfolio and Balanced Portfolio (formerly Schwab OneSource Portfolios-Growth Allocation and Schwab OneSource Portfolios-Balanced Allocation) is incorporated by reference of Exhibit 13(g) to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A, electronically filed on December 18, 1996.

                      (viii) Purchase Agreement for Schwab MarketManager(TM)
                             Small Cap Portfolio (formerly Schwab OneSource(R) Portfolios-Small Company) is incorporated by reference to Exhibit 13(h) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

                       (ix) Purchase Agreement for MarketTrack(TM) All Equity Portfolio is incorporated by reference to Exhibit 13(I) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.


                       (x) Form of Purchase Agreement for Institutional Large-Cap Index Fund, Institutional Select Large-Cap Value Index Fund and Institutional Select Small-Cap Value Index Fund are incorporated by reference to Exhibit 13(j) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A, electronically filed on August 14, 1998.

 (m)  Rule 12b-1 Plan        Inapplicable.

 (n)  Financial Data   (i)   Financial Data Schedules Exhibits (i)-(xi) to be
      Schedule               filed by subsequent amendment.

 (o)  Rule 18f-3 Plan        Amended and Restated Multiple Class Plan, dated
                             April 10, 1997, for Schwab International Index
                             Fund, Schwab Small-Cap Index Fund and Schwab S&P
                             500 Fund is incorporated by reference to Post
                             Effective Amendment 18 to Registrant's Registration
                             Statement on Form N1-A, electronically filed on April 14, 1997.


Item 24.      Persons Controlled by or under Common Control with the Fund.

       The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Manager, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.

Item 25.      Indemnification.

       Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 26.      Business and Other Connections of Investment Adviser

Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the Investment Manager to The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the Investment Manager
(CSIM) and/or Schwab & Co. Inc. (principal underwriter) is or has been engaged during the past two fiscal years is as follows:

Name and Position
with Registrant                  Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
Charles R. Schwab,               Charles Schwab & Co., Inc.                        Chairman and Director
Chairman and Trustee
                                 The Charles Schwab Corporation                    Chairman, Co-Chief Executive
                                                                                   Officer and Director

                                 Schwab Holdings, Inc.                             Chairman, Chief Executive
                                                                                   Officer and  Director

                                 Charles Schwab Investment Management, Inc.        Chairman and Director

                                 The Charles Schwab Trust Company                  Chairman and Director

                                 Mayer & Schweitzer, Inc.                          Chairman and Director

                                 Schwab Retirement Plan Services, Inc.             Chairman and Director

                                 Charles Schwab Limited                            Chairman, Chief Executive
                                                                                   Officer and Director

                                 Performance Technologies, Inc.                    Chairman and Director

                                 TrustMark, Inc.                                   Chairman and Director

                                 Schwab (SIS) Holdings, Inc. I                     Chairman, Chief Executive
                                                                                   Officer and Director

                                 Schwab International Holdings, Inc.               Chairman, Chief Executive
                                                                                   Officer and Director

                                 The Gap, Inc.                                     Director

                                 Transamerica Corporation                          Director

                                 AirTouch Communications                           Director

                                 Siebel Systems                                    Director

Name and Position
with Registrant                  Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
David S. Pottruck                Charles Schwab & Co., Inc.                        Chief Executive Officer and
                                                                                   Director

                                 The Charles Schwab Corporation                    President, Co-Chief Executive
                                                                                   Officer and Director

                                 Schwab Holdings, Inc.                             Director

                                 Schwab Retirement Plan Services, Inc.             Director

                                 Charles Schwab Limited                            Director

                                 Charles Schwab Investment Management, Inc.        Director

                                 Mayer & Schweitzer, Inc.                          Director

                                 Performance Technologies, Inc.                    Director

                                 Schwab (SIS) Holdings, Inc. I                     President, Chief Operating
                                                                                   Officer and Director

                                 Schwab International Holdings, Inc.               President, Chief Operating
                                                                                   Officer and Director

                                 TrustMark, Inc.                                   Director

Steven L. Scheid                 Charles Schwab & Co., Inc.                        Enterprise President - Financial
                                                                                   Products and Services and Chief
                                                                                   Financial Officer

                                 The Charles Schwab Corporation                    Executive Vice President and
                                                                                   Chief Financial Officer

                                 Schwab Holdings, Inc.                             Executive Vice President, Chief
                                                                                   Financial Officer and Director

                                 Charles Schwab Investment Management, Inc.        Chief Executive Officer, Chief
                                                                                   Financial Officer and Director

                                 The Charles Schwab Trust Company                  Director

                                 Charles Schwab Limited                            Finance Officer and Director

                                 Schwab Retirement Plan Services, Inc.             Director

                                 Performance Technologies, Inc.                    Director

                                 Mayer & Schweitzer, Inc.                          Director

Name and Position
with Registrant                  Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
                                 Schwab (SIS) Holdings, Inc. I                     Chief Financial Officer and
                                                                                   Director

                                 Schwab International Holdings, Inc.               Chief Financial Officer and
                                                                                   Director

Karen W. Chang                   Charles Schwab & Co., Inc.                        Enterprise President - General
                                                                                   Investor Services

                                 The Charles Schwab Corporation                    Executive Vice President

John P. Coghlan                  Charles Schwab & Co., Inc.                        Enterprise President - Retirement
                                                                                   Plan Services and Services to
                                                                                   Investment Managers

                                 The Charles Schwab Corporation                    Executive Vice President

                                 The Charles Schwab Trust Company                  President, Chief Executive Officer
                                                                                   and Director

                                 Schwab Retirement Plan Services, Inc.             Director

Frances Cole,                    Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                          Counsel and Assistant Corporate
                                                                                   Secretary

Linnet F. Deily                  Charles Schwab & Co., Inc.                        President -  Schwab Retail Group

                                 The Charles Schwab Corporation                    Executive Vice President

Christopher V. Dodds             Charles Schwab & Co., Inc.                        Senior Vice President and
                                                                                   Controller

                                 The Charles Schwab Corporation                    Senior Vice President and
                                                                                   Controller

Carrie Dwyer                     Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   Corporate Oversight, General
                                                                                   Counsel and Corporate Secretary

Wayne W. Fieldsa                 Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

Lon Gorman                       Charles Schwab & Co., Inc.                        Enterprise President - Capital
                                                                                   Markets and Trading

                                 The Charles Schwab Corporation                    Executive Vice President

James M. Hackley                 Charles Schwab & Co., Inc.                        Executive Vice President and Head
                                                                                   of Branches

Name and Position
with Registrant                  Name of Company                                   Capacity
--------------------------------------------------------------------------------------------------------------------
Cynthia K. Holbrook              The Charles Schwab Corporation                    Assistant Corporate Secretary

                                 Charles Schwab  & Co., Inc.                       Assistant Corporate Secretary

                                 Charles Schwab Investment Management, Inc.        Corporate Secretary

                                 The Charles Schwab Trust Company                  Assistant Corporate Secretary

                                 Mayer & Schweitzer                                Secretary

Colleen M. Hummer                Charles Schwab & Co., Inc.                        Senior Vice President - Mutual
                                                                                   Fund Operations

William J. Klipp,                Charles Schwab & Co., Inc.                        Executive Vice President -
Trustee, Executive Vice                                                            SchwabFunds
President and Chief
Operating Officer

                                 Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                   Officer

Daniel O. Leemon                 The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                   Strategy Officer

                                 Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                   Strategy Officer

Dawn G. Lepore                   Charles Schwab & Co., Inc.                        Executive Vice President and Chief
                                                                                   Information Officer

                                 The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                   Information Officer

Susanne D. Lyons                 Charles Schwab & Co., Inc.                        Enterprise President - Retail
                                                                                   Investor Specialized Services

                                 The Charles Schwab Corporation                    Executive Vice President

Gideon Sasson                    Charles Schwab & Co., Inc.                        Enterprise President - Brokerage
                                                                                   Operations

                                 The Charles Schwab Corporation                    Executive Vice President

Leonard Short                    Charles Schwab & Co., Inc.                        Executive Vice President - CRS
                                                                                   Advertising and Branch Management

Name and Position
with Registrant                  Name of Company                                   Capacity
---------------------------------------------------------------------------------------------------------------------
Lawrence J. Stupski              Charles Schwab & Co., Inc.                        Director until February 1995; Vice
                                                                                   Chairman until August 1994

                                 The Charles Schwab Corporation                    Vice Chairman and Director until
                                                                                   May 1998; Chief Operating Officer
                                                                                   until March 1994

                                 Mayer & Schweitzer, Inc.                          Director until February 1995

                                 The Charles Schwab Trust Company                  Director until December 1996

Luis E. Valencia                 Charles Schwab & Co., Inc.                        Executive Vice President -
                                                                                   International and Chief
                                                                                   Administrative Officer

                                 The Charles Schwab Corporation                    Executive Vice President and Chief
                                                                                   Administrative Officer

                                 Commercial Credit Corporation                     Managing Director until February
                                                                                   1994

Stephen B. Ward,                 Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                          Investment Officer
Chief Investment Officer


The following information, which is believed to be accurate, is based upon information provided by Symphony. The business, profession, vocation or employment of a substantial nature in which each director and/or officer of Symphony is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:


           Name                          Name of Company                               Capacity
-----------------------------------------------------------------------------------------------------------------
Andrew T. Rudd             Symphony Asset Management, Inc.             Director and Chairman

                           BARRA, Inc.                                 Director, Chief Executive Officer and
                                                                       Chairman

Jeffrey L. Skelton         Symphony Asset Management, Inc.             Director, Chief Executive Officer and
                                                                       President

                           BARRA, Inc.                                 President, BARRA Ventures Div. until 1994


Neil L. Rudolph            Symphony Asset Management, Inc.             Chief Operating Officer/Chief Compliance
                                                                       Officer

           Name                          Name of Company                               Capacity
-----------------------------------------------------------------------------------------------------------------
                           Wells Fargo Nikko Investment Advisors       Managing Director, Chief Operating
                                                                       Officer -- Mutual Fund Group until 1994

Praveen K. Gottipalli      Symphony Asset Management, Inc.             Director of Investments

                           BARRA, Inc.                                 Director of Active Strategies until 1994


Michael J. Henman          Symphony Asset Management, Inc.             Director of Business Development

                           Wells Fargo Nikko Investment Advisors       Managing Director
                                                                       until 1994

Item 27.      Principal Underwriter.

       (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios, and intends to act as such for any other investment company which Schwab may sponsor in the future.

       (b) See Item 26(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

       (c) Not applicable.

Item 28.      Location of Accounts and Records.

       All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Registrant; Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's sub-investment adviser for the Schwab Analytics Fund(R) is Symphony Asset Management, Inc., 555 California Street, Suite 2975, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian and fund accountants, PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York 11201, and SEI Investments Oaks Pennsylvania 19456; Registrant's former custodians and fund accountants, Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005.

Item 29.      Management Services.

              Not applicable.

Item 30.      Undertakings.

              Not applicable.

                                   SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 29 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 10th day of December, 1998.


                                  SCHWAB CAPITAL TRUST
                                  Registrant

                                  Charles R. Schwab*
                                  Charles R. Schwab, Chairman

              Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 10th day of December, 1998.

Signature                         Title
---------                         -----

Charles R. Schwab*                Chairman, Chief Executive Officer and Trustee
Charles R. Schwab

Steve Scheid*                     President and Trustee
Steve Scheid

William J. Klipp*                 Executive Vice President, Trustee and
William J. Klipp                  Chief Operating Officer

Donald F. Dorward*                Trustee
Donald F. Dorward

Robert G. Holmes*                 Trustee
Robert G. Holmes

Donald R. Stephens*               Trustee
Donald R. Stephens

Michael W. Wilsey*                Trustee
Michael W. Wilsey

Tai-Chin Tung*                    Treasurer and Principal Financial Officer
Tai-Chin Tung

*By:  /s/Martin E. Lybecker
      Martin E. Lybecker, Attorney-in-Fact
      pursuant to Powers of Attorney previously filed.